NATIONWIDE PROVIDENT VLI

SEPARATE

ACCOUNT A

Annual Report

To

Policyholders

December 31, 2022

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide Provident VLI Separate Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account A (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)(1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 30, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from August 27, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	7,408	$217,826	$214,842	$-	$214,842	$270	$214,572
ALVSVA	16,283	297,884	270,630	411	271,041	-	271,041
AASCO	191,921	4,516,733	2,723,362	-	2,723,362	255	2,723,107
SVDF	13,936	454,509	237,335	-	237,335	182	237,153
SVOF	3,488	85,896	77,842	11	77,853	-	77,853
WFVSCG	11,103	109,354	83,829	-	83,829	86	83,743
ACVI	29,096	323,378	277,283	-	277,283	13	277,270
ACVIG	33,580	284,872	240,772	333	241,105	-	241,105
ACVIP2	17,073	184,594	159,972	-	159,972	10	159,962
ACVMV1	27,572	579,371	583,138	16	583,154	-	583,154
ACVU1	6,289	160,625	121,622	393	122,015	-	122,015
MLVGA2	16,873	289,697	247,703	-	247,703	19	247,684
DSC	2,010	81,925	79,177	-	79,177	164	79,013
DSIF	41,964	2,346,463	2,425,959	-	2,425,959	1,108	2,424,851
DVSCS	119,509	2,192,624	2,062,729	-	2,062,729	1,046	2,061,683
FQB	11,657	125,859	114,357	11	114,368	-	114,368
FVU2	5,950	60,555	50,337	-	50,337	48	50,289
FAMP	85,055	1,311,179	1,217,984	-	1,217,984	43	1,217,941
FCP	3	122	116	-	116	116	-
FEIP	249,402	5,540,578	5,875,900	-	5,875,900	462	5,875,438
FEIS	20,742	465,753	484,957	71	485,028	-	485,028
FF30S	4,408	60,274	60,302	-	60,302	115	60,187
FGP	180,396	13,950,808	12,900,135	-	12,900,135	488	12,899,647
FGS	9,447	733,526	670,577	78	670,655	-	670,655
FHIP	318,633	1,602,133	1,405,172	21	1,405,193	-	1,405,193
FIGBP	173,241	2,268,943	1,870,999	177	1,871,176	-	1,871,176
FIGBS	4,716	60,286	50,227	-	50,227	157	50,070
FMCS	63,453	2,128,869	2,046,367	492	2,046,859	-	2,046,859
FNRS2	14,849	204,370	371,673	91	371,764	-	371,764
FOP	113,823	2,360,447	2,469,952	474	2,470,426	-	2,470,426
FOS	13,995	304,059	302,021	-	302,021	142	301,879
FVSS	19,355	263,658	277,169	-	277,169	635	276,534
FTVDM2	18,601	145,836	138,763	-	138,763	58	138,705
FTVFA2	135	769	593	75	668	-	668
FTVGI2	29,265	365,316	365,227	-	365,227	19	365,208
FTVSVI	60,248	906,756	802,501	702	803,203	-	803,203
TIF	4,695	64,281	58,402	-	58,402	128	58,274
ACEG	2,131	131,404	91,277	-	91,277	100	91,177
MSVMV	463	8,417	7,270	-	7,270	110	7,160
OVAG	1,751	151,174	97,202	86	97,288	-	97,288
OVGS	40,216	1,554,777	1,250,716	-	1,250,716	90	1,250,626
OVSB	10,679	50,681	42,077	-	42,077	91	41,986
OVSC	9,384	222,109	216,574	-	216,574	412	216,162
WRASP	21,354	194,632	167,625	-	167,625	69	167,556
JABS	10,485	417,619	445,284	106	445,390	-	445,390
JACAS	18,077	778,052	550,623	446	551,069	-	551,069
JAGTS	37,828	433,115	393,792	335	394,127	-	394,127
JAIGS	20,247	561,582	744,289	-	744,289	166	744,123
MV2IGI	5,531	113,386	106,690	75	106,765	-	106,765
MVFIC	115,554	2,612,329	2,490,199	297	2,490,496	-	2,490,496
MSEM	4,226	32,447	22,735	131	22,866	-	22,866
MSVFI	37,774	338,811	319,191	53	319,244	-	319,244
MSVRE	1,500	26,188	19,468	305	19,773	-	19,773

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
EIF4	76,897	1,397,290	1,486,410	207	1,486,617	-	1,486,617
GBF	4,434	47,048	41,234	25	41,259	-	41,259
GBF4	57,390	608,881	533,155	215	533,370	-	533,370
GEM	19,487	273,278	199,551	297	199,848	-	199,848
GIG	86,633	809,419	786,625	-	786,625	29	786,596
GVAAA2	5,438	138,285	135,521	-	135,521	19	135,502
GVABD2	864	10,376	9,018	16	9,034	-	9,034
GVAGG2	3,961	127,019	126,523	129	126,652	-	126,652
GVAGI2	963	61,653	52,939	-	52,939	19	52,920
GVAGR2	3,162	324,479	278,443	14	278,457	-	278,457
GVDMA	214,995	2,366,489	1,676,964	-	1,676,964	348	1,676,616
GVDMC	5,447	56,270	45,049	-	45,049	27	45,022
GVEX4	2,619,991	28,701,039	19,518,934	1,222	19,520,156	-	19,520,156
GVIDA	42,056	483,227	363,782	-	363,782	336	363,446
GVIDC	15,617	155,955	136,183	-	136,183	146	136,037
GVIDM	237,115	2,485,143	1,787,849	-	1,787,849	282	1,787,567
HIBF	28,395	184,629	154,469	-	154,469	108	154,361
MCIF	23,408	467,656	406,122	-	406,122	558	405,564
MSBF	46,731	427,243	402,357	-	402,357	54	402,303
NVAMV1	33,051	495,742	548,980	-	548,980	204	548,776
NVAMVX	27,257	445,202	451,924	105	452,029	-	452,029
NVCBD1	7,303	79,944	65,577	7	65,584	-	65,584
NVCCA1	14,619	150,441	145,607	-	145,607	31	145,576
NVCCN1	7,531	79,267	73,581	-	73,581	57	73,524
NVCMD1	13,848	146,641	142,081	85	142,166	-	142,166
NVCRA1	1,206	11,967	13,281	81	13,362	-	13,362
NVCRB1	14,372	158,597	149,609	-	149,609	39	149,570
NVDBL2	46	663	534	56	590	-	590
NVIE6	2,819	26,083	25,289	27	25,316	-	25,316
NVLCP1	25,348	253,374	242,075	-	242,075	61	242,014
NVMIG1	77,408	774,155	530,247	40	530,287	-	530,287
NVMIVX	93,392	910,044	972,214	-	972,214	47	972,167
NVMLG1	144,695	1,263,520	1,008,527	109	1,008,636	-	1,008,636
NVMMG1	499,435	4,675,992	2,597,060	190	2,597,250	-	2,597,250
NVMMV2	58,560	523,916	497,764	79	497,843	-	497,843
NVNMO1	16,999	182,426	187,843	26	187,869	-	187,869
NVNSR1	-	5	3	-	3	3	-
NVNSR2	9,505	125,880	107,307	-	107,307	60	107,247
NVOLG1	914,461	16,512,719	15,792,744	-	15,792,744	279	15,792,465
NVRE1	186,907	1,329,678	1,278,441	8	1,278,449	-	1,278,449
NVSTB2	6,272	63,872	59,144	10	59,154	-	59,154
NVTIV3	325	3,153	3,404	16	3,420	-	3,420
SAM4	2,681,329	2,681,329	2,681,329	-	2,681,329	58	2,681,271
SCF4	147,166	3,004,332	2,373,780	-	2,373,780	534	2,373,246
SCGF	14,633	235,657	170,908	263	171,171	-	171,171
SCVF4	150,666	1,474,220	1,274,636	78	1,274,714	-	1,274,714
TRF4	50,492	980,648	1,109,818	129	1,109,947	-	1,109,947
AMCG	410	12,051	9,239	61	9,300	-	9,300
AMMCGS	2,756	70,781	53,548	56	53,604	-	53,604
AMSRS	35,945	945,223	963,323	15	963,338	-	963,338
AMTB	33,741	352,071	321,888	-	321,888	239	321,649
PMVFBA	1	6	5	-	5	5	-
PMVLDA	36,528	358,926	346,288	-	346,288	42	346,246

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
PVEIB	4,603	110,931	124,600	-	124,600	117	124,483
PVGOB	15,591	169,651	147,645	-	147,645	129	147,516
PVTIGB	2,993	39,956	38,576	144	38,720	-	38,720
TRHS2	6,265	323,485	329,041	45	329,086	-	329,086
VWBF	93,807	669,799	669,780	151	669,931	-	669,931
VWEM	126,393	1,608,889	1,099,615	98	1,099,713	-	1,099,713
VWHA	15,517	335,252	440,526	249	440,775	-	440,775
VVEI	22,004	479,356	530,524	-	530,524	178	530,346
VVHGB	10,372	123,908	107,037	-	107,037	29	107,008
VVHYB	28,423	219,655	197,542	104	197,646	-	197,646
VVMCI	40,270	867,470	860,980	267	861,247	-	861,247

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2022, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALVGIA	ALVSVA	AASCO	SVDF	SVOF	WFVSCG	ACVI	ACVIG
Reinvested dividends	$3,107	3,134	-	-	-	-	5,501	4,519
Mortality and expense risk charges (note 3)	(1,577)	(2,009)	(22,519)	(1,685)	(550)	(637)	(2,263)	(1,836)

Net investment income (loss)	1,530	1,125	(22,519)	(1,685)	(550)	(637)	3,238	2,683

Realized gain (loss) on investments	858	1,371	(26,258)	(15,072)	759	192	(3,600)	(10,120)
Change in unrealized gain (loss) on investments	(49,495)	(98,736)	(2,223,520)	(215,430)	(38,686)	(56,116)	(184,490)	(94,127)

Net gain (loss) on investments	(48,637)	(97,365)	(2,249,778)	(230,502)	(37,927)	(55,924)	(188,090)	(104,247)

Reinvested capital gains	35,368	42,259	486,402	86,995	16,203	14,922	57,902	63,523

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,739)	(53,981)	(1,785,895)	(145,192)	(22,274)	(41,639)	(126,950)	(38,041)

Investment Activity*:	ACVIP2	ACVMV1	ACVU1	MLVGA2	DSC	DSIF	DVSCS	FQB
Reinvested dividends	$8,664	11,134	-	-	-	38,493	22,142	3,094
Mortality and expense risk charges (note 3)	(1,259)	(3,721)	(914)	(2,178)	(581)	(20,970)	(17,227)	(819)

Net investment income (loss)	7,405	7,413	(914)	(2,178)	(581)	17,523	4,915	2,275

Realized gain (loss) on investments	(1,545)	7,128	(177)	(7,936)	176	185,704	(3,033)	(703)
Change in unrealized gain (loss) on investments	(32,627)	(92,166)	(73,468)	(52,373)	(33,710)	(1,141,237)	(776,767)	(16,231)

Net gain (loss) on investments	(34,172)	(85,038)	(73,645)	(60,309)	(33,534)	(955,533)	(779,800)	(16,934)

Reinvested capital gains	924	67,244	14,961	3,645	17,362	264,507	296,489	1,839

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,843)	(10,381)	(59,598)	(58,842)	(16,753)	(673,503)	(478,396)	(12,820)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FVU2	FAMP	FCP	FEIP	FEIS	FF30S	FGP	FGS
Reinvested dividends	$956	27,175	1	114,859	9,634	1,173	90,197	3,766
Mortality and expense risk charges (note 3)	(385)	(9,085)	-	(42,600)	(4,040)	(466)	(102,092)	(5,503)

Net investment income (loss)	571	18,090	1	72,259	5,594	707	(11,895)	(1,737)

Realized gain (loss) on investments	(367)	5,689	(77)	25,299	16,204	201	588,297	28,325
Change in unrealized gain (loss) on investments	(20,525)	(355,966)	(13)	(680,282)	(74,691)	(17,797)	(6,188,445)	(310,304)

Net gain (loss) on investments	(20,892)	(350,277)	(90)	(654,983)	(58,487)	(17,596)	(5,600,148)	(281,979)

Reinvested capital gains	11,983	91,385	8	201,583	17,850	4,218	1,087,090	55,427

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,338)	(240,802)	(81)	(381,141)	(35,043)	(12,671)	(4,524,953)	(228,289)

Investment Activity*:	FHIP	FIGBP	FIGBS	FMCS	FNRS2	FOP	FOS	FVSS
Reinvested dividends	$75,710	44,767	1,178	8,565	8,788	27,725	3,154	2,972
Mortality and expense risk charges (note 3)	(10,493)	(14,332)	(399)	(15,680)	(2,994)	(18,583)	(2,387)	(1,990)

Net investment income (loss)	65,217	30,435	779	(7,115)	5,794	9,142	767	982

Realized gain (loss) on investments	(80,085)	(23,032)	(968)	3,890	34,706	31,460	9,120	(241)
Change in unrealized gain (loss) on investments	(194,864)	(428,660)	(10,915)	(537,379)	129,328	(917,482)	(117,801)	(37,491)

Net gain (loss) on investments	(274,949)	(451,692)	(11,883)	(533,489)	164,034	(886,022)	(108,681)	(37,732)

Reinvested capital gains	-	109,685	2,894	141,972	-	24,580	3,137	13,012

Net increase (decrease) in contract owners’ equity resulting from operations	$(209,732)	(311,572)	(8,210)	(398,632)	169,828	(852,300)	(104,777)	(23,738)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FTVDM2	FTVFA2	FTVGI2	FTVSVI	TIF	ACEG	MSVMV	OVAG
Reinvested dividends	$3,646	10	-	10,889	2,035	-	55	-
Mortality and expense risk charges (note 3)	(1,357)	(4)	(2,456)	(6,448)	(392)	(764)	(44)	(859)

Net investment income (loss)	2,289	6	(2,456)	4,441	1,643	(764)	11	(859)

Realized gain (loss) on investments	(85,023)	(19)	(31,358)	(26,470)	(1,016)	840	(40)	6,683
Change in unrealized gain (loss) on investments	7,598	(164)	12,820	(240,383)	(6,192)	(68,149)	(1,548)	(92,713)

Net gain (loss) on investments	(77,425)	(183)	(18,538)	(266,853)	(7,208)	(67,309)	(1,588)	(86,030)

Reinvested capital gains	10,535	60	-	156,365	-	26,161	1,331	28,522

Net increase (decrease) in contract owners’ equity resulting from operations	$(64,601)	(117)	(20,994)	(106,047)	(5,565)	(41,912)	(246)	(58,367)

Investment Activity*:	OVGS	OVSB	OVSC	WRASP	JABS	JACAS	JAGTS	JAIGS
Reinvested dividends	$-	-	1,225	2,764	4,648	305	-	13,593
Mortality and expense risk charges (note 3)	(10,477)	(320)	(1,663)	(1,367)	(3,267)	(4,513)	(4,042)	(6,119)

Net investment income (loss)	(10,477)	(320)	(438)	1,397	1,381	(4,208)	(4,042)	7,474

Realized gain (loss) on investments	59,213	(904)	1,819	467	9,993	(3,917)	(388,808)	29,232
Change in unrealized gain (loss) on investments	(919,876)	(4,672)	(71,331)	(49,220)	(122,224)	(376,055)	(60,086)	(133,592)

Net gain (loss) on investments	(860,663)	(5,576)	(69,512)	(48,753)	(112,231)	(379,972)	(448,894)	(104,360)

Reinvested capital gains	237,081	-	26,586	14,395	14,471	102,234	86,576	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(634,059)	(5,896)	(43,364)	(32,961)	(96,379)	(281,946)	(366,360)	(96,886)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	MV2IGI	MVFIC	MSEM	MSVFI	MSVRE	EIF4	GBF	GBF4
Reinvested dividends	$117	34,935	1,799	17,554	284	23,547	891	11,548
Mortality and expense risk charges (note 3)	(820)	(17,837)	(174)	(3,299)	(147)	(11,911)	(268)	(3,699)

Net investment income (loss)	(703)	17,098	1,625	14,255	137	11,636	623	7,849

Realized gain (loss) on investments	1,176	46,585	(401)	(138,495)	(726)	74,224	(321)	(42,170)
Change in unrealized gain (loss) on investments	(41,759)	(479,560)	(6,804)	20,279	(12,018)	(326,624)	(5,501)	(46,125)

Net gain (loss) on investments	(40,583)	(432,975)	(7,205)	(118,216)	(12,744)	(252,400)	(5,822)	(88,295)

Reinvested capital gains	15,171	148,895	-	7,838	4,963	160,658	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,115)	(266,982)	(5,580)	(96,123)	(7,644)	(80,106)	(5,199)	(80,446)

Investment Activity*:	GEM	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA
Reinvested dividends	$1,950	21,440	-	-	-	-	-	-
Mortality and expense risk charges (note 3)	(1,568)	(1,727)	(1,189)	(71)	(998)	(588)	(2,676)	(13,364)

Net investment income (loss)	382	19,713	(1,189)	(71)	(998)	(588)	(2,676)	(13,364)

Realized gain (loss) on investments	(2,379)	(40,161)	(1,264)	(56)	994	4,283	48,696	(11,554)
Change in unrealized gain (loss) on investments	(66,062)	(21,523)	(32,339)	(1,558)	(51,764)	(26,601)	(237,275)	(977,819)

Net gain (loss) on investments	(68,441)	(61,684)	(33,603)	(1,614)	(50,770)	(22,318)	(188,579)	(989,373)

Reinvested capital gains	-	12,345	6,232	199	7,836	1,529	38,955	599,456

Net increase (decrease) in contract owners’ equity resulting from operations	$(68,059)	(29,626)	(28,560)	(1,486)	(43,932)	(21,377)	(152,300)	(403,281)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GVDMC	GVEX4	GVIDA	GVIDC	GVIDM	HIBF	MCIF	MSBF
Reinvested dividends	$-	251,659	-	-	-	8,968	5,400	15,210
Mortality and expense risk charges (note 3)	(388)	(150,589)	(3,033)	(1,073)	(13,801)	(1,194)	(3,797)	(3,043)

Net investment income (loss)	(388)	101,070	(3,033)	(1,073)	(13,801)	7,774	1,603	12,167

Realized gain (loss) on investments	(1,316)	478,660	(4,623)	(1,100)	(55,616)	(1,285)	(36,553)	(1,458)
Change in unrealized gain (loss) on investments	(15,984)	(19,097,200)	(195,134)	(28,708)	(902,455)	(28,884)	(185,311)	(24,439)

Net gain (loss) on investments	(17,300)	(18,618,540)	(199,757)	(29,808)	(958,071)	(30,169)	(221,864)	(25,897)

Reinvested capital gains	8,436	13,682,532	105,476	10,413	578,033	-	132,955	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,252)	(4,834,938)	(97,314)	(20,468)	(393,839)	(22,395)	(87,306)	(13,730)

Investment Activity*:	NVAMV1	NVAMVX	NVCBD1	NVCCA1	NVCCN1	NVCMD1	NVCRA1	NVCRB1
Reinvested dividends	$6,585	6,274	1,622	-	-	-	-	-
Mortality and expense risk charges (note 3)	(4,024)	(3,784)	(527)	(1,292)	(573)	(1,104)	(102)	(1,186)

Net investment income (loss)	2,561	2,490	1,095	(1,292)	(573)	(1,104)	(102)	(1,186)

Realized gain (loss) on investments	4,298	58,688	(1,141)	582	(34)	(173)	47	46
Change in unrealized gain (loss) on investments	(93,618)	(142,105)	(12,335)	(37,432)	(11,722)	(27,518)	(2,457)	(29,582)

Net gain (loss) on investments	(89,320)	(83,417)	(13,476)	(36,850)	(11,756)	(27,691)	(2,410)	(29,536)

Reinvested capital gains	75,698	67,052	76	7,011	1,651	4,404	52	5,268

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,061)	(13,875)	(12,305)	(31,131)	(10,678)	(24,391)	(2,460)	(25,454)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVDBL2	NVIE6	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV2
Reinvested dividends	$-	928	6,221	-	38,043	56,161	-	7,152
Mortality and expense risk charges (note 3)	(4)	(195)	(400)	(4,245)	(7,567)	(8,083)	(20,920)	(3,877)

Net investment income (loss)	(4)	733	5,821	(4,245)	30,476	48,078	(20,920)	3,275

Realized gain (loss) on investments	(11)	177	(727)	(20,393)	28,533	(74,765)	(106,332)	(13,522)
Change in unrealized gain (loss) on investments	(214)	(8,864)	(11,928)	(329,099)	(147,265)	(335,284)	(2,288,184)	(46,750)

Net gain (loss) on investments	(225)	(8,687)	(12,655)	(349,492)	(118,732)	(410,049)	(2,394,516)	(60,272)

Reinvested capital gains	120	3,332	388	22,333	-	200,189	796,630	38,583

Net increase (decrease) in contract owners’ equity resulting from operations	$(109)	(4,622)	(6,446)	(331,404)	(88,256)	(161,782)	(1,618,806)	(18,414)

Investment Activity*:	NVNMO1	NVNSR1	NVNSR2	NVOLG1	NVRE1	NVSTB2	NVTIV3	SAM4
Reinvested dividends	$787	-	517	154,440	23,599	1,297	128	49,805
Mortality and expense risk charges (note 3)	(1,490)	(128)	(990)	(126,417)	(12,012)	(454)	(24)	(25,829)

Net investment income (loss)	(703)	(128)	(473)	28,023	11,587	843	104	23,976

Realized gain (loss) on investments	2,393	(12,672)	(3,107)	78,286	39,303	(356)	5	-
Change in unrealized gain (loss) on investments	(65,330)	3,617	(42,751)	(6,130,402)	(745,644)	(4,577)	(403)	-

Net gain (loss) on investments	(62,937)	(9,055)	(45,858)	(6,052,116)	(706,341)	(4,933)	(398)	-

Reinvested capital gains	22,027	-	8,109	1,145,950	117,719	-	-	60

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,613)	(9,183)	(38,222)	(4,878,143)	(577,035)	(4,090)	(294)	24,036

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	SCF4	SCGF	SCVF4	TRF4	AMCG	AMMCGS	AMSRS	AMTB
Reinvested dividends	$11,579	-	4,675	13,570	-	-	4,622	12,880
Mortality and expense risk charges (note 3)	(17,598)	(1,532)	(10,117)	(7,961)	(64)	(493)	(7,115)	(2,400)

Net investment income (loss)	(6,019)	(1,532)	(5,442)	5,609	(64)	(493)	(2,493)	10,480

Realized gain (loss) on investments	74,982	(13,319)	(54,022)	61,785	8	11,202	20,411	(3,668)
Change in unrealized gain (loss) on investments	(1,283,046)	(103,222)	(363,695)	(309,429)	(5,736)	(53,602)	(359,803)	(27,751)

Net gain (loss) on investments	(1,208,064)	(116,541)	(417,717)	(247,644)	(5,728)	(42,400)	(339,392)	(31,419)

Reinvested capital gains	573,208	32,237	210,709	121,134	1,910	12,185	98,170	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(640,875)	(85,836)	(212,450)	(120,901)	(3,882)	(30,708)	(243,715)	(20,939)

Investment Activity*:	PMVFBA	PMVLDA	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF	VWEM
Reinvested dividends	$-	9,466	1,858	-	595	-	19,407	3,302
Mortality and expense risk charges (note 3)	-	(5,500)	(936)	(1,186)	(277)	(3,158)	(3,020)	(8,458)

Net investment income (loss)	-	3,966	922	(1,186)	318	(3,158)	16,387	(5,156)

Realized gain (loss) on investments	-	(92,436)	965	277	(10)	21,055	(72,568)	(52,998)
Change in unrealized gain (loss) on investments	(1)	(2,585)	(17,773)	(94,904)	(11,652)	(112,014)	31,750	(574,384)

Net gain (loss) on investments	(1)	(95,021)	(16,808)	(94,627)	(11,662)	(90,959)	(40,818)	(627,382)

Reinvested capital gains	-	-	10,761	29,437	4,257	5,598	-	229,140

Net increase (decrease) in contract owners’ equity resulting from operations	$(1)	(91,055)	(5,125)	(66,376)	(7,087)	(88,519)	(24,431)	(403,398)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	VWHA	VVEI	VVHGB	VVHYB	VVMCI
Reinvested dividends	$8,569	14,789	2,350	11,058	10,003
Mortality and expense risk charges (note 3)	(3,491)	(5,345)	(1,066)	(2,059)	(8,595)

Net investment income (loss)	5,078	9,444	1,284	8,999	1,408

Realized gain (loss) on investments	20,355	18,442	(927)	(3,095)	35,992
Change in unrealized gain (loss) on investments	5,914	(101,249)	(18,915)	(30,529)	(345,758)

Net gain (loss) on investments	26,269	(82,807)	(19,842)	(33,624)	(309,766)

Reinvested capital gains	-	62,876	834	-	94,898

Net increase (decrease) in contract owners’ equity resulting from operations	$31,347	(10,487)	(17,724)	(24,625)	(213,460)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVGIA		ALVSVA		AASCO		SVDF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,530	228	1,125	451	(22,519)	(36,316)	(1,685)	(2,449)
Realized gain (loss) on investments	858	3,736	1,371	11,901	(26,258)	253,965	(15,072)	26,211
Change in unrealized gain (loss) on investments	(49,495)	50,913	(98,736)	87,903	(2,223,520)	(2,056,481)	(215,430)	(75,714)
Reinvested capital gains	35,368	-	42,259	-	486,402	1,518,510	86,995	29,251

Net increase (decrease) in contract owners’ equity resulting from operations	(11,739)	54,877	(53,981)	100,255	(1,785,895)	(320,322)	(145,192)	(22,701)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,058	-	11,011	48,109	307,987	42,730	34,762	269,888
Transfers between funds	-	-	(1)	-	107	(137)	1	-
Surrenders (notes 2, 3, 4, 5 and 6)	(18,997)	(27,916)	(19,925)	(115,457)	(540,707)	(396,451)	(28,313)	(100,564)
Adjustments to maintain reserves	31	3,873	449	12,642	(105)	140,232	(499)	7,944

Net equity transactions	(14,908)	(24,043)	(8,466)	(54,706)	(232,718)	(213,626)	5,951	177,268

Net change in contract owners’ equity	(26,647)	30,834	(62,447)	45,549	(2,018,613)	(533,948)	(139,241)	154,567
Contract owners’ equity at beginning of period	241,219	210,385	333,488	287,939	4,741,720	5,275,668	376,394	221,827

Contract owners’ equity at end of period	$214,572	241,219	271,041	333,488	2,723,107	4,741,720	237,153	376,394

CHANGE IN UNITS:
Beginning units	417	452	378	422	5,838	6,030	491	273
Units purchased	12	13	19	59	824	521	76	365
Units surrendered	(37)	(48)	(27)	(103)	(1,145)	(713)	(66)	(147)

Ending units	392	417	370	378	5,517	5,838	501	491

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SVOF		WFVSCG		ACVI		ACVIG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(550)	(623)	(637)	(821)	3,238	(2,441)	2,683	993
Realized gain (loss) on investments	759	3,655	192	5,367	(3,600)	6,805	(10,120)	(1,356)
Change in unrealized gain (loss) on investments	(38,686)	13,784	(56,116)	(8,593)	(184,490)	19,120	(94,127)	16,229
Reinvested capital gains	16,203	4,949	14,922	11,762	57,902	12,605	63,523	39,659

Net increase (decrease) in contract owners’ equity resulting from operations	(22,274)	21,765	(41,639)	7,715	(126,950)	36,089	(38,041)	55,525

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	870	-	771	-	3,859	-	17,694	-
Transfers between funds	-	-	-	-	(1)	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(5,074)	(20,622)	3,863	3,723	(106,263)	(22,410)	(32,757)	(22,876)
Adjustments to maintain reserves	64	1,852	(75)	572	31	59,406	927	16,162

Net equity transactions	(4,140)	(18,770)	4,559	4,295	(102,374)	36,996	(14,136)	(6,714)

Net change in contract owners’ equity	(26,414)	2,995	(37,080)	12,010	(229,324)	73,085	(52,177)	48,811
Contract owners’ equity at beginning of period	104,267	101,272	120,823	108,813	506,594	433,509	293,282	244,471

Contract owners’ equity at end of period	$77,853	104,267	83,743	120,823	277,270	506,594	241,105	293,282

CHANGE IN UNITS:
Beginning units	98	118	185	178	769	711	519	531
Units purchased	3	3	49	26	9	94	29	30
Units surrendered	(8)	(23)	(37)	(19)	(215)	(36)	(60)	(42)

Ending units	93	98	197	185	563	769	488	519

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVIP2		ACVMV1		ACVU1		MLVGA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$7,405	4,420	7,413	2,027	(914)	(1,070)	(2,178)	(23)
Realized gain (loss) on investments	(1,545)	(555)	7,128	15,342	(177)	2,509	(7,936)	13,927
Change in unrealized gain (loss) on investments	(32,627)	6,018	(92,166)	86,298	(73,468)	20,976	(52,373)	(44,441)
Reinvested capital gains	924	-	67,244	-	14,961	10,615	3,645	52,734

Net increase (decrease) in contract owners’ equity resulting from operations	(25,843)	9,883	(10,381)	103,667	(59,598)	33,030	(58,842)	22,197

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,418	-	153,233	-	4,828	476	5,475	1
Transfers between funds	-	-	-	(17)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(10,738)	(9,590)	(82,700)	(76,744)	(4,863)	(4,375)	(81,328)	(54,047)
Adjustments to maintain reserves	76	7,372	187	3,653	43	5,182	(19)	7,601

Net equity transactions	(4,244)	(2,218)	70,720	(73,108)	8	1,283	(75,872)	(46,445)

Net change in contract owners’ equity	(30,087)	7,665	60,339	30,559	(59,590)	34,313	(134,714)	(24,248)
Contract owners’ equity at beginning of period	190,049	182,384	522,815	492,256	181,605	147,292	382,398	406,646

Contract owners’ equity at end of period	$159,962	190,049	583,154	522,815	122,015	181,605	247,684	382,398

CHANGE IN UNITS:
Beginning units	963	975	1,143	1,316	132	131	1,541	1,733
Units purchased	36	50	347	36	4	4	47	84
Units surrendered	(65)	(62)	(190)	(209)	(4)	(3)	(391)	(276)

Ending units	934	963	1,300	1,143	132	132	1,197	1,541

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DCAP		DSC		DSIF		DVSCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	(1,300)	(581)	(566)	17,523	14,156	4,915	(897)
Realized gain (loss) on investments	-	139,294	176	1,584	185,704	128,652	(3,033)	74,690
Change in unrealized gain (loss) on investments	-	(73,631)	(33,710)	12,598	(1,141,237)	519,165	(776,767)	563,498
Reinvested capital gains	-	47,332	17,362	-	264,507	138,329	296,489	43,481

Net increase (decrease) in contract owners’ equity resulting from operations	-	111,695	(16,753)	13,616	(673,503)	800,302	(478,396)	680,772

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	655	-	107,470	3	49,587	52,026
Transfers between funds	-	2	1	-	-	-	(13)	(2)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(580,941)	(2,431)	(4,498)	(709,974)	(327,395)	(414,366)	(724,250)
Adjustments to maintain reserves	-	10,095	(634)	801	86	232,835	(752)	93,822

Net equity transactions	-	(570,844)	(2,409)	(3,697)	(602,418)	(94,557)	(365,544)	(578,404)

Net change in contract owners’ equity	-	(459,149)	(19,162)	9,919	(1,275,921)	705,745	(843,940)	102,368
Contract owners’ equity at beginning of period	-	459,149	98,175	88,256	3,700,772	2,995,027	2,905,623	2,803,255

Contract owners’ equity at end of period	$-	-	79,013	98,175	2,424,851	3,700,772	2,061,683	2,905,623

CHANGE IN UNITS:
Beginning units	-	1,061	179	187	4,864	5,130	3,899	4,784
Units purchased	-	29	1	3	256	322	106	197
Units surrendered	-	(1,090)	(4)	(11)	(1,021)	(588)	(627)	(1,082)

Ending units	-	-	176	179	4,099	4,864	3,378	3,899

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FQB		FVU2		FAMP		FCP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,275	2,306	571	523	18,090	14,087	1	-
Realized gain (loss) on investments	(703)	309	(367)	264	5,689	54,741	(77)	16
Change in unrealized gain (loss) on investments	(16,231)	(6,422)	(20,525)	7,674	(355,966)	66,098	(13)	6
Reinvested capital gains	1,839	1,109	11,983	-	91,385	8,538	8	31

Net increase (decrease) in contract owners’ equity resulting from operations	(12,820)	(2,698)	(8,338)	8,461	(240,802)	143,464	(81)	53

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	10,940	-	3,261	-	73,449	169,467	-	-
Transfers between funds	-	1	-	-	4	1	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(12,756)	(7,438)	(2,141)	(1,407)	(197,882)	(863,664)	(202)	338
Adjustments to maintain reserves	(164)	9,108	(92)	3,315	(244)	84,895	(341)	233

Net equity transactions	(1,980)	1,671	1,028	1,908	(124,673)	(609,301)	(543)	571

Net change in contract owners’ equity	(14,800)	(1,027)	(7,310)	10,369	(365,475)	(465,837)	(624)	624
Contract owners’ equity at beginning of period	129,168	130,195	57,599	47,230	1,583,416	2,049,253	624	-

Contract owners’ equity at end of period	$114,368	129,168	50,289	57,599	1,217,941	1,583,416	-	624

CHANGE IN UNITS:
Beginning units	503	496	451	435	1,926	2,514	1	-
Units purchased	57	50	30	34	112	324	1	1
Units surrendered	(63)	(43)	(21)	(18)	(319)	(912)	(2)	-

Ending units	497	503	460	451	1,719	1,926	-	1

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FEIP		FEIS		FF30S		FGP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$72,259	79,256	5,594	6,030	707	185	(11,895)	(122,891)
Realized gain (loss) on investments	25,299	135,909	16,204	7,338	201	283	588,297	781,780
Change in unrealized gain (loss) on investments	(680,282)	456,316	(74,691)	41,772	(17,797)	3,969	(6,188,445)	(761,559)
Reinvested capital gains	201,583	722,592	17,850	64,102	4,218	2,806	1,087,090	3,609,382

Net increase (decrease) in contract owners’ equity resulting from operations	(381,141)	1,394,073	(35,043)	119,242	(12,671)	7,243	(4,524,953)	3,506,712

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	318,655	130,482	22,276	-	1,547	-	918,443	561,097
Transfers between funds	78	(146)	-	1	-	-	37	(219)
Surrenders (notes 2, 3, 4, 5 and 6)	(833,548)	(1,136,175)	(107,790)	(56,031)	(371)	(306)	(1,895,535)	(2,201,732)
Adjustments to maintain reserves	(627)	296,021	367	24,204	(20)	1,872	(1,634)	450,282

Net equity transactions	(515,442)	(709,818)	(85,147)	(31,826)	1,156	1,566	(978,689)	(1,190,572)

Net change in contract owners’ equity	(896,583)	684,255	(120,190)	87,416	(11,515)	8,809	(5,503,642)	2,316,140
Contract owners’ equity at beginning of period	6,772,021	6,087,766	605,218	517,802	71,702	62,893	18,403,289	16,087,149

Contract owners’ equity at end of period	$5,875,438	6,772,021	485,028	605,218	60,187	71,702	12,899,647	18,403,289

CHANGE IN UNITS:
Beginning units	5,219	5,769	1,400	1,484	219	214	8,479	8,996
Units purchased	288	408	62	81	7	7	719	690
Units surrendered	(675)	(958)	(271)	(165)	(3)	(2)	(1,321)	(1,207)

Ending units	4,832	5,219	1,191	1,400	223	219	7,877	8,479

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FGS		FHIP		FIGBP		FIGBS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,737)	(6,980)	65,217	72,728	30,435	31,231	779	706
Realized gain (loss) on investments	28,325	68,261	(80,085)	4,207	(23,032)	58,806	(968)	509
Change in unrealized gain (loss) on investments	(310,304)	(68,975)	(194,864)	(23,994)	(428,660)	(191,229)	(10,915)	(3,606)
Reinvested capital gains	55,427	193,438	-	-	109,685	67,022	2,894	1,582

Net increase (decrease) in contract owners’ equity resulting from operations	(228,289)	185,744	(209,732)	52,941	(311,572)	(34,170)	(8,210)	(809)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	22,647	4	1,237,681	621,043	140,946	-	5,670	-
Transfers between funds	(10)	-	(11)	4	(3)	17	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(62,753)	(161,412)	(1,177,091)	(910,269)	(333,170)	(768,335)	(8,077)	(779)
Adjustments to maintain reserves	72	24,651	133	56,641	455	352,816	(3)	5,363

Net equity transactions	(40,044)	(136,757)	60,712	(232,581)	(191,772)	(415,502)	(2,410)	4,584

Net change in contract owners’ equity	(268,333)	48,987	(149,020)	(179,640)	(503,344)	(449,672)	(10,620)	3,775
Contract owners’ equity at beginning of period	938,988	890,001	1,554,213	1,733,853	2,374,520	2,824,192	60,690	56,915

Contract owners’ equity at end of period	$670,655	938,988	1,405,193	1,554,213	1,871,176	2,374,520	50,070	60,690

CHANGE IN UNITS:
Beginning units	1,159	1,342	3,524	4,143	5,278	6,012	316	292
Units purchased	76	43	3,765	2,034	378	917	41	59
Units surrendered	(130)	(226)	(3,592)	(2,653)	(788)	(1,651)	(55)	(35)

Ending units	1,105	1,159	3,697	3,524	4,868	5,278	302	316

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FMCS		FNRS2		FOP		FOS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(7,115)	(7,145)	5,794	4,016	9,142	(6,066)	767	(1,226)
Realized gain (loss) on investments	3,890	170,329	34,706	(10,291)	31,460	110,169	9,120	7,715
Change in unrealized gain (loss) on investments	(537,379)	49,620	129,328	92,454	(917,482)	217,672	(117,801)	32,125
Reinvested capital gains	141,972	397,111	-	-	24,580	246,569	3,137	30,591

Net increase (decrease) in contract owners’ equity resulting from operations	(398,632)	609,915	169,828	86,179	(852,300)	568,344	(104,777)	69,205

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	76,178	2	66,006	79,344	119,020	373	18,894	11
Transfers between funds	(79)	(258)	-	-	22	2	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(217,007)	(835,770)	(139,892)	(40,999)	(252,901)	(407,768)	(49,623)	(25,498)
Adjustments to maintain reserves	192	52,554	37	7,933	530	118,367	(311)	23,428

Net equity transactions	(140,716)	(783,472)	(73,849)	46,278	(133,329)	(289,026)	(31,040)	(2,059)

Net change in contract owners’ equity	(539,348)	(173,557)	95,979	132,457	(985,629)	279,318	(135,817)	67,146
Contract owners’ equity at beginning of period	2,586,207	2,759,764	275,785	143,328	3,456,055	3,176,737	437,696	370,550

Contract owners’ equity at end of period	$2,046,859	2,586,207	371,764	275,785	2,470,426	3,456,055	301,879	437,696

CHANGE IN UNITS:
Beginning units	2,830	3,862	1,788	1,428	6,075	6,560	1,056	1,061
Units purchased	114	85	315	663	531	358	108	75
Units surrendered	(290)	(1,117)	(612)	(303)	(830)	(843)	(191)	(80)

Ending units	2,654	2,830	1,491	1,788	5,776	6,075	973	1,056

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVSS		FTVDM2		FTVFA2		FTVGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$982	1,772	2,289	(1,576)	6	7	(2,456)	(3,167)
Realized gain (loss) on investments	(241)	2,660	(85,023)	220,362	(19)	(8)	(31,358)	(18,458)
Change in unrealized gain (loss) on investments	(37,491)	41,952	7,598	(166,211)	(164)	70	12,820	(2,703)
Reinvested capital gains	13,012	21,214	10,535	3,287	60	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,738)	67,598	(64,601)	55,862	(117)	69	(20,994)	(24,328)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	46,187	-	488,572	246,418	35	-	290,720	194,642
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(10,814)	(17,527)	(448,107)	(936,963)	(33)	(30)	(345,652)	(248,398)
Adjustments to maintain reserves	(120)	4,186	(14)	2,988	(18)	220	(20)	4,061

Net equity transactions	35,253	(13,341)	40,451	(687,557)	(16)	190	(54,952)	(49,695)

Net change in contract owners’ equity	11,515	54,257	(24,150)	(631,695)	(133)	259	(75,946)	(74,023)
Contract owners’ equity at beginning of period	265,019	210,762	162,855	794,550	801	542	441,154	515,177

Contract owners’ equity at end of period	$276,534	265,019	138,705	162,855	668	801	365,208	441,154

CHANGE IN UNITS:
Beginning units	437	461	1,171	5,345	4	3	4,931	5,430
Units purchased	49	15	4,284	1,847	-	1	3,521	2,599
Units surrendered	(26)	(39)	(4,167)	(6,021)	-	-	(4,125)	(3,098)

Ending units	460	437	1,288	1,171	4	4	4,327	4,931

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVRDI		FTVSVI		TIF		ACEG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	5,034	4,441	4,154	1,643	1,016	(764)	(1,019)
Realized gain (loss) on investments	-	410,437	(26,470)	(12,331)	(1,016)	(326)	840	19,747
Change in unrealized gain (loss) on investments	-	(178,762)	(240,383)	203,891	(6,192)	2,059	(68,149)	(19,596)
Reinvested capital gains	-	39,501	156,365	26,094	-	-	26,161	15,231

Net increase (decrease) in contract owners’ equity resulting from operations	-	276,210	(106,047)	221,808	(5,565)	2,749	(41,912)	14,363

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	5,153	20,534	5,147	2,624	-	10,894	-
Transfers between funds	-	-	(30)	(272)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	(1,534,458)	(128,224)	(174,045)	(7,681)	(7,731)	(10,732)	(60,328)
Adjustments to maintain reserves	-	16,410	76	21,763	(242)	2,658	366	5,400

Net equity transactions	-	(1,512,895)	(107,644)	(147,407)	(5,299)	(5,073)	528	(54,928)

Net change in contract owners’ equity	-	(1,236,685)	(213,691)	74,401	(10,864)	(2,324)	(41,384)	(40,565)
Contract owners’ equity at beginning of period	-	1,236,685	1,016,894	942,493	69,138	71,462	132,561	173,126

Contract owners’ equity at end of period	$-	-	803,203	1,016,894	58,274	69,138	91,177	132,561

CHANGE IN UNITS:
Beginning units	-	2,307	1,529	1,764	132	141	336	484
Units purchased	-	136	41	87	6	5	38	19
Units surrendered	-	(2,443)	(227)	(322)	(17)	(14)	(37)	(167)

Ending units	-	-	1,343	1,529	121	132	337	336

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSVMV		OVAG		OVGI		OVGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$11	(36)	(859)	(1,095)	-	362	(10,477)	(15,143)
Realized gain (loss) on investments	(40)	1,922	6,683	5,565	-	91,566	59,213	108,556
Change in unrealized gain (loss) on investments	(1,548)	401	(92,713)	(2,287)	-	(20,755)	(919,876)	87,922
Reinvested capital gains	1,331	-	28,522	19,805	-	23,120	237,081	101,564

Net increase (decrease) in contract owners’ equity resulting from operations	(246)	2,287	(58,367)	21,988	-	94,293	(634,059)	282,899

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	817	64,812	5,485	53,691	-	-	43,658	4
Transfers between funds	-	-	-	-	-	1	(84)	(4)
Surrenders (notes 2, 3, 4, 5 and 6)	(765)	(60,246)	(42,815)	(14,898)	-	(457,002)	(207,747)	(356,508)
Adjustments to maintain reserves	(101)	602	(22)	5,929	-	9,099	96	50,605

Net equity transactions	(49)	5,168	(37,352)	44,722	-	(447,902)	(164,077)	(305,903)

Net change in contract owners’ equity	(295)	7,455	(95,719)	66,710	-	(353,609)	(798,136)	(23,004)
Contract owners’ equity at beginning of period	7,455	-	193,007	126,297	-	353,609	2,048,762	2,071,766

Contract owners’ equity at end of period	$7,160	7,455	97,288	193,007	-	-	1,250,626	2,048,762

CHANGE IN UNITS:
Beginning units	35	-	878	780	-	839	3,524	3,967
Units purchased	4	328	70	187	-	25	320	203
Units surrendered	(4)	(293)	(208)	(89)	-	(864)	(698)	(646)

Ending units	35	35	740	878	-	-	3,146	3,524

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVSB		OVSC		WRASP		JABS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(320)	1,858	(438)	(1,071)	1,397	1,640	1,381	(5)
Realized gain (loss) on investments	(904)	(166)	1,819	15,393	467	8,703	9,993	29,932
Change in unrealized gain (loss) on investments	(4,672)	(3,615)	(71,331)	23,795	(49,220)	(11,678)	(122,224)	48,869
Reinvested capital gains	-	-	26,586	16,777	14,395	21,152	14,471	4,267

Net increase (decrease) in contract owners’ equity resulting from operations	(5,896)	(1,923)	(43,364)	54,894	(32,961)	19,817	(96,379)	83,063

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,206	-	5,916	12	666	-	10,187	158,424
Transfers between funds	-	-	3	(1)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(4,109)	824	(11,197)	(60,628)	(15,942)	(35,136)	(33,135)	(83,564)
Adjustments to maintain reserves	(136)	3,641	(554)	7,181	8	503	543	8,940

Net equity transactions	(1,039)	4,465	(5,832)	(53,436)	(15,268)	(34,633)	(22,405)	83,800

Net change in contract owners’ equity	(6,935)	2,542	(49,196)	1,458	(48,229)	(14,816)	(118,784)	166,863
Contract owners’ equity at beginning of period	48,921	46,379	265,358	263,900	215,785	230,601	564,174	397,311

Contract owners’ equity at end of period	$41,986	48,921	216,162	265,358	167,556	215,785	445,390	564,174

CHANGE IN UNITS:
Beginning units	417	379	332	397	910	1,066	780	716
Units purchased	28	56	12	11	9	48	24	213
Units surrendered	(36)	(18)	(18)	(76)	(84)	(204)	(72)	(149)

Ending units	409	417	326	332	835	910	732	780

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JACAS		JAGTS		JAIGS		MV2IGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4,208)	(6,755)	(4,042)	(6,721)	7,474	2,591	(703)	(620)
Realized gain (loss) on investments	(3,917)	127,463	(388,808)	259,430	29,232	26,785	1,176	10,294
Change in unrealized gain (loss) on investments	(376,055)	(61,926)	(60,086)	(220,890)	(133,592)	90,980	(41,759)	1,747
Reinvested capital gains	102,234	119,349	86,576	122,787	-	-	15,171	15,787

Net increase (decrease) in contract owners’ equity resulting from operations	(281,946)	178,131	(366,360)	154,606	(96,886)	120,356	(26,115)	27,208

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	20,370	114,459	578,868	785,078	32,153	2,857	3,289	476
Transfers between funds	2	-	3	-	1	(51)	5	-
Surrenders (notes 2, 3, 4, 5 and 6)	(24,880)	(449,990)	(808,916)	(1,140,213)	(170,091)	(166,693)	(2,091)	(30,113)
Adjustments to maintain reserves	1,746	23,413	374	25,364	(317)	27,762	(162)	3,782

Net equity transactions	(2,762)	(312,118)	(229,671)	(329,771)	(138,254)	(136,125)	1,041	(25,855)

Net change in contract owners’ equity	(284,708)	(133,987)	(596,031)	(175,165)	(235,140)	(15,769)	(25,074)	1,353
Contract owners’ equity at beginning of period	835,777	969,764	990,158	1,165,323	979,263	995,032	131,839	130,486

Contract owners’ equity at end of period	$551,069	835,777	394,127	990,158	744,123	979,263	106,765	131,839

CHANGE IN UNITS:
Beginning units	877	1,255	779	1,039	2,632	3,034	458	516
Units purchased	63	154	736	783	110	279	26	18
Units surrendered	(66)	(532)	(1,079)	(1,043)	(556)	(681)	(17)	(76)

Ending units	874	877	436	779	2,186	2,632	467	458

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVFIC		MSEM		MSVFI		MSVRE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$17,098	15,574	1,625	1,260	14,255	34,624	137	419
Realized gain (loss) on investments	46,585	381,091	(401)	(51)	(138,495)	(38,188)	(726)	(356)
Change in unrealized gain (loss) on investments	(479,560)	156,127	(6,804)	(2,014)	20,279	(68,756)	(12,018)	15,016
Reinvested capital gains	148,895	61,601	-	-	7,838	66,417	4,963	-

Net increase (decrease) in contract owners’ equity resulting from operations	(266,982)	614,393	(5,580)	(805)	(96,123)	(5,903)	(7,644)	15,079

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,973,980	1,382,309	310	-	458,353	373,241	716	317
Transfers between funds	(38)	(171)	-	-	-	1	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,800,922)	(2,160,937)	(535)	(147)	(800,491)	(867,170)	(2,282)	(41,686)
Adjustments to maintain reserves	384	16,372	322	151	96	328,050	689	748

Net equity transactions	173,404	(762,427)	97	4	(342,042)	(165,878)	(877)	(40,621)

Net change in contract owners’ equity	(93,578)	(148,034)	(5,483)	(801)	(438,165)	(171,781)	(8,521)	(25,542)
Contract owners’ equity at beginning of period	2,584,074	2,732,108	28,349	29,150	757,409	929,190	28,294	53,836

Contract owners’ equity at end of period	$2,490,496	2,584,074	22,866	28,349	319,244	757,409	19,773	28,294

CHANGE IN UNITS:
Beginning units	4,557	5,943	100	100	2,571	2,943	28	74
Units purchased	3,803	2,841	1	1	2,753	2,913	2	2
Units surrendered	(3,653)	(4,227)	(1)	(1)	(4,209)	(3,285)	(3)	(48)

Ending units	4,707	4,557	100	100	1,115	2,571	27	28

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	EIF4		GBF		GBF4		GEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$11,636	9,289	623	318	7,849	10,850	382	741
Realized gain (loss) on investments	74,224	83,842	(321)	2	(42,170)	(3,266)	(2,379)	26,413
Change in unrealized gain (loss) on investments	(326,624)	176,624	(5,501)	(1,228)	(46,125)	(25,959)	(66,062)	(60,019)
Reinvested capital gains	160,658	16,712	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(80,106)	286,467	(5,199)	(908)	(80,446)	(18,375)	(68,059)	(32,865)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	47,835	-	14,136	-	205,019	603,824	25,696	129,930
Transfers between funds	52	(1)	-	-	8	-	(1)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(204,012)	(137,786)	(2,101)	1,277	(557,474)	(372,260)	(30,129)	(159,600)
Adjustments to maintain reserves	317	50,074	6	1,811	186	44,430	(211)	23,829

Net equity transactions	(155,808)	(87,713)	12,041	3,088	(352,261)	275,994	(4,645)	(5,841)

Net change in contract owners’ equity	(235,914)	198,754	6,842	2,180	(432,707)	257,619	(72,704)	(38,706)
Contract owners’ equity at beginning of period	1,722,531	1,523,777	34,417	32,237	966,077	708,458	272,552	311,258

Contract owners’ equity at end of period	$1,486,617	1,722,531	41,259	34,417	533,370	966,077	199,848	272,552

CHANGE IN UNITS:
Beginning units	3,899	4,105	223	203	2,652	1,664	572	607
Units purchased	136	226	106	28	709	2,077	78	334
Units surrendered	(505)	(432)	(21)	(8)	(1,815)	(1,089)	(92)	(369)

Ending units	3,530	3,899	308	223	1,546	2,652	558	572

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GIG		GVAAA2		GVABD2		GVAGG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$19,713	955	(1,189)	765	(71)	137	(998)	(1,238)
Realized gain (loss) on investments	(40,161)	107,608	(1,264)	3,711	(56)	359	994	2,527
Change in unrealized gain (loss) on investments	(21,523)	(38,061)	(32,339)	19,434	(1,558)	(768)	(51,764)	17,030
Reinvested capital gains	12,345	-	6,232	1,218	199	62	7,836	4,426

Net increase (decrease) in contract owners’ equity resulting from operations	(29,626)	70,502	(28,560)	25,128	(1,486)	(210)	(43,932)	22,745

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,184,245	1,127,273	3,679	-	678	-	6,014	-
Transfers between funds	-	-	3	-	-	-	6	-
Surrenders (notes 2, 3, 4, 5 and 6)	(494,779)	(1,597,689)	(30,089)	(27,943)	(1,487)	(3,364)	(8,186)	(8,417)
Adjustments to maintain reserves	(56)	2,573	46	3,056	20	759	101	5,606

Net equity transactions	689,410	(467,843)	(26,361)	(24,887)	(789)	(2,605)	(2,065)	(2,811)

Net change in contract owners’ equity	659,784	(397,341)	(54,921)	241	(2,275)	(2,815)	(45,997)	19,934
Contract owners’ equity at beginning of period	126,812	524,153	190,423	190,182	11,309	14,124	172,649	152,715

Contract owners’ equity at end of period	$786,596	126,812	135,502	190,423	9,034	11,309	126,652	172,649

CHANGE IN UNITS:
Beginning units	891	4,118	693	788	78	96	434	442
Units purchased	9,690	8,069	19	22	5	5	22	16
Units surrendered	(4,097)	(11,296)	(136)	(117)	(11)	(23)	(28)	(24)

Ending units	6,484	891	576	693	72	78	428	434

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(588)	751	(2,676)	(4,396)	(13,364)	(12,368)	(388)	(395)
Realized gain (loss) on investments	4,283	1,170	48,696	73,922	(11,554)	59,458	(1,316)	1,248
Change in unrealized gain (loss) on investments	(26,601)	14,341	(237,275)	31,887	(977,819)	173,818	(15,984)	3,019
Reinvested capital gains	1,529	2,591	38,955	9,044	599,456	31,866	8,436	576

Net increase (decrease) in contract owners’ equity resulting from operations	(21,377)	18,853	(152,300)	110,457	(403,281)	252,774	(9,252)	4,448

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,956	84,894	8,808	36,104	85,650	(543)	2,959	-
Transfers between funds	-	-	(80)	(194)	(7)	15	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(85,266)	(6,750)	(144,811)	(144,604)	(162,914)	(180,504)	(13,715)	(18,466)
Adjustments to maintain reserves	135	3,917	131	7,160	(9)	73,727	99	3,586

Net equity transactions	(82,175)	82,061	(135,952)	(101,534)	(77,280)	(107,305)	(10,657)	(14,880)

Net change in contract owners’ equity	(103,552)	100,914	(288,252)	8,923	(480,561)	145,469	(19,909)	(10,432)
Contract owners’ equity at beginning of period	156,472	55,558	566,709	557,786	2,157,177	2,011,708	64,931	75,363

Contract owners’ equity at end of period	$52,920	156,472	278,457	566,709	1,676,616	2,157,177	45,022	64,931

CHANGE IN UNITS:
Beginning units	498	217	1,084	1,287	5,277	5,516	239	279
Units purchased	13	305	124	139	319	266	15	18
Units surrendered	(307)	(24)	(439)	(342)	(540)	(505)	(43)	(58)

Ending units	204	498	769	1,084	5,056	5,277	211	239

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVEX4		GVIDA		GVIDC		GVIDM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$101,070	326,151	(3,033)	(3,112)	(1,073)	(813)	(13,801)	(12,358)
Realized gain (loss) on investments	478,660	2,083,276	(4,623)	6,157	(1,100)	1,377	(55,616)	(6,669)
Change in unrealized gain (loss) on investments	(19,097,200)	3,072,338	(195,134)	54,558	(28,708)	1,419	(902,455)	212,898
Reinvested capital gains	13,682,532	170,961	105,476	8,674	10,413	939	578,033	26,315

Net increase (decrease) in contract owners’ equity resulting from operations	(4,834,938)	5,652,726	(97,314)	66,277	(20,468)	2,922	(393,839)	220,186

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,612,551	1,174,501	27,935	40,569	12,917	-	114,050	10
Transfers between funds	208	(171)	3	1	-	-	(10)	(1)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,455,236)	(3,561,725)	(91,190)	(54,179)	(15,768)	(17,714)	(298,001)	(376,913)
Adjustments to maintain reserves	1,535	703,864	(59)	27,158	72	12,729	(272)	128,790

Net equity transactions	(840,942)	(1,683,531)	(63,311)	13,549	(2,779)	(4,985)	(184,233)	(248,114)

Net change in contract owners’ equity	(5,675,880)	3,969,195	(160,625)	79,826	(23,247)	(2,063)	(578,072)	(27,928)
Contract owners’ equity at beginning of period	25,196,036	21,226,841	524,071	444,245	159,284	161,347	2,365,639	2,393,567

Contract owners’ equity at end of period	$19,520,156	25,196,036	363,446	524,071	136,037	159,284	1,787,567	2,365,639

CHANGE IN UNITS:
Beginning units	14,635	15,654	1,204	1,170	849	875	5,741	6,432
Units purchased	2,092	1,496	83	187	87	135	333	419
Units surrendered	(2,686)	(2,515)	(249)	(153)	(104)	(161)	(813)	(1,110)

Ending units	14,041	14,635	1,038	1,204	832	849	5,261	5,741

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	HIBF		MCIF		MSBF		NVAMV1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$7,774	6,997	1,603	2,834	12,167	21,993	2,561	2,840
Realized gain (loss) on investments	(1,285)	455	(36,553)	(1,887)	(1,458)	2,126	4,298	2,585
Change in unrealized gain (loss) on investments	(28,884)	(211)	(185,311)	118,895	(24,439)	(4,060)	(93,618)	142,607
Reinvested capital gains	-	-	132,955	10,202	-	-	75,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,395)	7,241	(87,306)	130,044	(13,730)	20,059	(11,061)	148,032

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	11,074	-	6,813	-	17,673	15,000	1	-
Transfers between funds	-	-	-	-	-	-	1	21
Surrenders (notes 2, 3, 4, 5 and 6)	(11,205)	(17,152)	(155,582)	(102,066)	(75,145)	(28,097)	(20,540)	(16,367)
Adjustments to maintain reserves	(19)	12,391	(988)	8,713	(24)	21,885	35	(126)

Net equity transactions	(150)	(4,761)	(149,757)	(93,353)	(57,496)	8,788	(20,503)	(16,472)

Net change in contract owners’ equity	(22,545)	2,480	(237,063)	36,691	(71,226)	28,847	(31,564)	131,560
Contract owners’ equity at beginning of period	176,906	174,426	642,627	605,936	473,529	444,682	580,340	448,780

Contract owners’ equity at end of period	$154,361	176,906	405,564	642,627	402,303	473,529	548,776	580,340

CHANGE IN UNITS:
Beginning units	616	634	920	1,065	1,917	1,883	1,259	1,297
Units purchased	38	41	25	70	102	279	5	5
Units surrendered	(36)	(59)	(272)	(215)	(367)	(245)	(46)	(43)

Ending units	618	616	673	920	1,652	1,917	1,218	1,259

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVAMVX		NVCBD1		NVCCA1		NVCCN1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,490	4,075	1,095	976	(1,292)	(1,023)	(573)	(445)
Realized gain (loss) on investments	58,688	34,310	(1,141)	24	582	3,054	(34)	53
Change in unrealized gain (loss) on investments	(142,105)	96,993	(12,335)	(4,801)	(37,432)	28,649	(11,722)	3,240
Reinvested capital gains	67,052	-	76	2,315	7,011	-	1,651	188

Net increase (decrease) in contract owners’ equity resulting from operations	(13,875)	135,378	(12,305)	(1,486)	(31,131)	30,680	(10,678)	3,036

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	28,218	196,621	3,063	-	2,029	-	50	-
Transfers between funds	(29)	(297)	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(188,001)	(135,950)	(6,299)	(5,378)	(28,409)	(58,215)	(494)	(425)
Adjustments to maintain reserves	41	25,742	(57)	3,190	10	1,721	18	(48)

Net equity transactions	(159,771)	86,116	(3,293)	(2,188)	(26,370)	(56,494)	(426)	(473)

Net change in contract owners’ equity	(173,646)	221,494	(15,598)	(3,674)	(57,501)	(25,814)	(11,104)	2,563
Contract owners’ equity at beginning of period	625,675	404,181	81,182	84,856	203,077	228,891	84,628	82,065

Contract owners’ equity at end of period	$452,029	625,675	65,584	81,182	145,576	203,077	73,524	84,628

CHANGE IN UNITS:
Beginning units	3,859	3,309	523	537	902	1,168	531	534
Units purchased	194	1,549	26	25	39	90	3	3
Units surrendered	(1,231)	(999)	(50)	(39)	(175)	(356)	(6)	(6)

Ending units	2,822	3,859	499	523	766	902	528	531

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCMD1		NVCRA1		NVCRB1		NVDBL2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,104)	(746)	(102)	(78)	(1,186)	(835)	(4)	(3)
Realized gain (loss) on investments	(173)	(240)	47	75	46	505	(11)	10
Change in unrealized gain (loss) on investments	(27,518)	19,509	(2,457)	2,469	(29,582)	17,079	(214)	42
Reinvested capital gains	4,404	-	52	-	5,268	-	120	7

Net increase (decrease) in contract owners’ equity resulting from operations	(24,391)	18,523	(2,460)	2,466	(25,454)	16,749	(109)	56

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	8,860	-	637	-	579	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(7,472)	(6,697)	(292)	(273)	(5,002)	(1,728)	(98)	(63)
Adjustments to maintain reserves	158	9,515	84	706	(108)	659	97	56

Net equity transactions	1,546	2,818	429	433	(4,531)	(1,069)	(1)	(7)

Net change in contract owners’ equity	(22,845)	21,341	(2,031)	2,899	(29,985)	15,680	(110)	49
Contract owners’ equity at beginning of period	165,011	143,670	15,393	12,494	179,555	163,875	700	651

Contract owners’ equity at end of period	$142,166	165,011	13,362	15,393	149,570	179,555	590	700

CHANGE IN UNITS:
Beginning units	778	764	63	61	909	915	3	3
Units purchased	49	50	3	3	6	17	1	1
Units surrendered	(41)	(36)	(1)	(1)	(32)	(23)	(1)	(1)

Ending units	786	778	65	63	883	909	3	3

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVIE6		NVLCP1		NVMIG1		NVMIVX
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$733	482	5,821	510	(4,245)	(4,951)	30,476	33,189
Realized gain (loss) on investments	177	382	(727)	444	(20,393)	92,088	28,533	20,069
Change in unrealized gain (loss) on investments	(8,864)	2,411	(11,928)	(3,094)	(329,099)	(104,265)	(147,265)	55,491
Reinvested capital gains	3,332	-	388	1,490	22,333	29,452	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,622)	3,275	(6,446)	(650)	(331,404)	12,324	(88,256)	108,749

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	214,150	-	9,669	1	38,445	472
Transfers between funds	-	-	-	-	1	-	14	(18)
Surrenders (notes 2, 3, 4, 5 and 6)	(956)	(876)	(6,861)	(4,895)	(20,481)	(462,217)	(251,806)	(71,889)
Adjustments to maintain reserves	36	(40)	25	293	114	10,905	(81)	107,227

Net equity transactions	(920)	(916)	207,314	(4,602)	(10,697)	(451,311)	(213,428)	35,792

Net change in contract owners’ equity	(5,542)	2,359	200,868	(5,252)	(342,101)	(438,987)	(301,684)	144,541
Contract owners’ equity at beginning of period	30,858	28,499	41,146	46,398	872,388	1,311,375	1,273,851	1,129,310

Contract owners’ equity at end of period	$25,316	30,858	242,014	41,146	530,287	872,388	972,167	1,273,851

CHANGE IN UNITS:
Beginning units	231	238	243	270	4,634	6,839	7,171	7,007
Units purchased	1	-	1,473	12	439	256	359	828
Units surrendered	(9)	(7)	(52)	(39)	(501)	(2,461)	(1,519)	(664)

Ending units	223	231	1,664	243	4,572	4,634	6,011	7,171

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMLG1		NVMMG1		NVMMV2		NVNMO1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$48,078	(8,914)	(20,920)	(28,324)	3,275	37	(703)	(963)
Realized gain (loss) on investments	(74,765)	(56,433)	(106,332)	79,167	(13,522)	(10,115)	2,393	4,951
Change in unrealized gain (loss) on investments	(335,284)	263,157	(2,288,184)	(915,984)	(46,750)	116,207	(65,330)	40,739
Reinvested capital gains	200,189	207,133	796,630	618,696	38,583	-	22,027	4,437

Net increase (decrease) in contract owners’ equity resulting from operations	(161,782)	404,943	(1,618,806)	(246,445)	(18,414)	106,129	(41,613)	49,164

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	45,975	476	120,651	53	18,931	5,147	9,737	472
Transfers between funds	-	1	18	(39)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(205,310)	(306,122)	(215,340)	(633,928)	(59,044)	(37,274)	(17,065)	(23,764)
Adjustments to maintain reserves	149	49,096	89	124,678	130	19,100	(112)	9,626

Net equity transactions	(159,186)	(256,549)	(94,582)	(509,236)	(39,983)	(13,027)	(7,440)	(13,666)

Net change in contract owners’ equity	(320,968)	148,394	(1,713,388)	(755,681)	(58,397)	93,102	(49,053)	35,498
Contract owners’ equity at beginning of period	1,329,604	1,181,210	4,310,638	5,066,319	556,240	463,138	236,922	201,424

Contract owners’ equity at end of period	$1,008,636	1,329,604	2,597,250	4,310,638	497,843	556,240	187,869	236,922

CHANGE IN UNITS:
Beginning units	2,651	3,338	8,417	9,292	1,889	1,936	735	785
Units purchased	117	130	667	460	82	113	41	37
Units surrendered	(483)	(817)	(936)	(1,335)	(221)	(160)	(68)	(87)

Ending units	2,285	2,651	8,148	8,417	1,750	1,889	708	735

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVNSR1		NVNSR2		NVOLG1		NVRE1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(128)	44	(473)	(906)	28,023	(31,441)	11,587	5,146
Realized gain (loss) on investments	(12,672)	(34)	(3,107)	13,543	78,286	164,577	39,303	225,188
Change in unrealized gain (loss) on investments	3,617	(3,618)	(42,751)	9,052	(6,130,402)	4,223,268	(745,644)	510,478
Reinvested capital gains	-	5,859	8,109	23,213	1,145,950	303,313	117,719	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,183)	2,251	(38,222)	44,902	(4,878,143)	4,659,717	(577,035)	740,812

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	53,216	938	-	498,731	2,616,744	105,358	82,850
Transfers between funds	-	-	-	-	(39)	(199)	(4)	(49)
Surrenders (notes 2, 3, 4, 5 and 6)	(46,092)	(190)	(23,736)	(76,525)	(1,798,757)	(2,545,228)	(238,018)	(692,189)
Adjustments to maintain reserves	(2)	-	(20)	575	569	422,446	87	24,190

Net equity transactions	(46,094)	53,026	(22,818)	(75,950)	(1,299,496)	493,763	(132,577)	(585,198)

Net change in contract owners’ equity	(55,277)	55,277	(61,040)	(31,048)	(6,177,639)	5,153,480	(709,612)	155,614
Contract owners’ equity at beginning of period	55,277	-	168,287	199,335	21,970,104	16,816,624	1,988,061	1,832,447

Contract owners’ equity at end of period	$-	55,277	107,247	168,287	15,792,465	21,970,104	1,278,449	1,988,061

CHANGE IN UNITS:
Beginning units	166	-	510	760	27,601	26,545	7,413	9,952
Units purchased	-	166	57	36	1,129	4,630	1,046	575
Units surrendered	(166)	-	(142)	(286)	(3,142)	(3,574)	(1,740)	(3,114)

Ending units	-	166	425	510	25,588	27,601	6,719	7,413

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVSTB2		NVTIV3		SAM4		SCF4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$843	202	104	88	23,976	(17,602)	(6,019)	(22,081)
Realized gain (loss) on investments	(356)	35	5	174	-	-	74,982	424,425
Change in unrealized gain (loss) on investments	(4,577)	(1,135)	(403)	224	-	-	(1,283,046)	329,474
Reinvested capital gains	-	-	-	-	60	-	573,208	28,637

Net increase (decrease) in contract owners’ equity resulting from operations	(4,090)	(898)	(294)	486	24,036	(17,602)	(640,875)	760,455

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,399	-	-	-	6,879,387	2,303,701	1,765,717	1,172,799
Transfers between funds	-	-	-	-	2	-	(9)	(366)
Surrenders (notes 2, 3, 4, 5 and 6)	(5,976)	(4,548)	(522)	(1,971)	(7,182,128)	(1,314,979)	(1,577,401)	(1,905,830)
Adjustments to maintain reserves	(34)	1,758	(3)	(92)	14	252,229	(917)	68,970

Net equity transactions	(1,611)	(2,790)	(525)	(2,063)	(302,725)	1,240,951	187,390	(664,427)

Net change in contract owners’ equity	(5,701)	(3,688)	(819)	(1,577)	(278,689)	1,223,349	(453,485)	96,028
Contract owners’ equity at beginning of period	64,855	68,543	4,239	5,816	2,959,960	1,736,611	2,826,731	2,730,703

Contract owners’ equity at end of period	$59,154	64,855	3,420	4,239	2,681,271	2,959,960	2,373,246	2,826,731

CHANGE IN UNITS:
Beginning units	561	585	21	31	14,296	8,854	4,613	5,834
Units purchased	32	20	1	-	43,193	13,769	3,602	2,366
Units surrendered	(48)	(44)	(4)	(10)	(44,659)	(8,327)	(3,363)	(3,587)

Ending units	545	561	18	21	12,830	14,296	4,852	4,613

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SCGF		SCVF4		TRF4		AMCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,532)	(2,002)	(5,442)	(10,982)	5,609	1,262	(64)	(83)
Realized gain (loss) on investments	(13,319)	15,939	(54,022)	(46,769)	61,785	120,836	8	397
Change in unrealized gain (loss) on investments	(103,222)	(10,413)	(363,695)	449,532	(309,429)	55,311	(5,736)	(202)
Reinvested capital gains	32,237	21,790	210,709	-	121,134	56,338	1,910	1,401

Net increase (decrease) in contract owners’ equity resulting from operations	(85,836)	25,314	(212,450)	391,781	(120,901)	233,747	(3,882)	1,513

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,476	-	58,074	472	56,442	-	1,068	-
Transfers between funds	(40)	(1)	58	(14)	15	(81)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(34,322)	(30,972)	(161,654)	(147,389)	(144,892)	(169,988)	(1,191)	(1,147)
Adjustments to maintain reserves	304	6,987	(225)	55,076	547	59,628	171	(394)

Net equity transactions	(27,582)	(23,986)	(103,747)	(91,855)	(87,888)	(110,441)	48	(1,541)

Net change in contract owners’ equity	(113,418)	1,328	(316,197)	299,926	(208,789)	123,306	(3,834)	(28)
Contract owners’ equity at beginning of period	284,589	283,261	1,590,911	1,290,985	1,318,736	1,195,430	13,134	13,162

Contract owners’ equity at end of period	$171,171	284,589	1,274,714	1,590,911	1,109,947	1,318,736	9,300	13,134

CHANGE IN UNITS:
Beginning units	455	492	2,859	3,043	946	1,031	8	9
Units purchased	19	70	143	135	57	63	-	-
Units surrendered	(84)	(107)	(371)	(319)	(126)	(148)	-	(1)

Ending units	390	455	2,631	2,859	877	946	8	8

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMMCGS		AMSRS		AMTB		PMVFBA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(493)	(906)	(2,493)	(3,576)	10,480	6,564	-	1
Realized gain (loss) on investments	11,202	1,631	20,411	27,209	(3,668)	694	-	48
Change in unrealized gain (loss) on investments	(53,602)	(1,812)	(359,803)	205,707	(27,751)	(7,211)	(1)	(106)
Reinvested capital gains	12,185	14,561	98,170	24,137	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,708)	13,474	(243,715)	253,477	(20,939)	47	(1)	(57)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,539	-	26,096	-	68,558	1,837	-	-
Transfers between funds	-	-	11	-	(10)	(2)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(42,904)	(3,188)	(133,690)	(114,891)	(79,733)	(19,585)	-	(1,368)
Adjustments to maintain reserves	(49)	1,612	(520)	28,151	(325)	31,352	1	(3)

Net equity transactions	(41,414)	(1,576)	(108,103)	(86,740)	(11,510)	13,602	1	(1,371)

Net change in contract owners’ equity	(72,122)	11,898	(351,818)	166,737	(32,449)	13,649	-	(1,428)
Contract owners’ equity at beginning of period	125,726	113,828	1,315,156	1,148,419	354,098	340,449	-	1,428

Contract owners’ equity at end of period	$53,604	125,726	963,338	1,315,156	321,649	354,098	-	-

CHANGE IN UNITS:
Beginning units	524	526	1,280	1,364	1,591	1,554	-	10
Units purchased	13	10	44	36	414	261	-	-
Units surrendered	(228)	(12)	(148)	(120)	(464)	(224)	-	(10)

Ending units	309	524	1,176	1,280	1,541	1,591	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVLDA		PVEIB		PVGOB		PVTIGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,966	(1,616)	922	555	(1,186)	(1,489)	318	197
Realized gain (loss) on investments	(92,436)	3,904	965	956	277	14,673	(10)	188
Change in unrealized gain (loss) on investments	(2,585)	(16,219)	(17,773)	21,900	(94,904)	8,008	(11,652)	1,436
Reinvested capital gains	-	-	10,761	4,578	29,437	18,837	4,257	1,625

Net increase (decrease) in contract owners’ equity resulting from operations	(91,055)	(13,931)	(5,125)	27,989	(66,376)	40,029	(7,087)	3,446

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,214,731	1,661,148	3,333	-	3,265	490	34	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,234,665)	(942,382)	(6,980)	(4,183)	(3,479)	(50,363)	(399)	(375)
Adjustments to maintain reserves	(83)	105,627	(279)	3,626	19	3,136	116	(184)

Net equity transactions	(1,020,017)	824,393	(3,926)	(557)	(195)	(46,737)	(249)	(559)

Net change in contract owners’ equity	(1,111,072)	810,462	(9,051)	27,432	(66,571)	(6,708)	(7,336)	2,887
Contract owners’ equity at beginning of period	1,457,318	646,856	133,534	106,102	214,087	220,795	46,056	43,169

Contract owners’ equity at end of period	$346,246	1,457,318	124,483	133,534	147,516	214,087	38,720	46,056

CHANGE IN UNITS:
Beginning units	11,646	5,083	732	731	567	746	143	143
Units purchased	18,033	14,452	23	33	19	34	1	1
Units surrendered	(26,721)	(7,889)	(38)	(32)	(18)	(213)	(2)	(1)

Ending units	2,958	11,646	717	732	568	567	142	143

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRHS2		VWBF		VWEM		VWHA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,158)	(4,480)	16,387	18,523	(5,156)	3,910	5,078	(1,158)
Realized gain (loss) on investments	21,055	16,891	(72,568)	26,267	(52,998)	86,826	20,355	36,748
Change in unrealized gain (loss) on investments	(112,014)	15,980	31,750	(70,309)	(574,384)	(355,802)	5,914	38,367
Reinvested capital gains	5,598	38,937	-	-	229,140	40,539	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,519)	67,328	(24,431)	(25,519)	(403,398)	(224,527)	31,347	73,957

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	16,850	5,161	792,667	356,986	81,405	57,152	68,802	60,445
Transfers between funds	-	-	8	-	(83)	32	(56)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(221,165)	(39,557)	(528,328)	(483,322)	(203,260)	(161,997)	(110,256)	(158,236)
Adjustments to maintain reserves	(201)	14,417	287	28,616	423	127,327	571	29,368

Net equity transactions	(204,516)	(19,979)	264,634	(97,720)	(121,515)	22,514	(40,939)	(68,423)

Net change in contract owners’ equity	(293,035)	47,349	240,203	(123,239)	(524,913)	(202,013)	(9,592)	5,534
Contract owners’ equity at beginning of period	622,121	574,772	429,728	552,967	1,624,626	1,826,639	450,367	444,833

Contract owners’ equity at end of period	$329,086	622,121	669,931	429,728	1,099,713	1,624,626	440,775	450,367

CHANGE IN UNITS:
Beginning units	924	956	1,284	1,645	2,991	2,928	906	1,084
Units purchased	38	62	3,302	1,466	380	437	84	140
Units surrendered	(398)	(94)	(2,137)	(1,827)	(597)	(374)	(217)	(318)

Ending units	564	924	2,449	1,284	2,774	2,991	773	906

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVEI		VVHGB		VVHYB		VVMCI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,444	5,700	1,284	1,319	8,999	9,530	1,408	2,158
Realized gain (loss) on investments	18,442	16,628	(927)	340	(3,095)	(1,782)	35,992	70,184
Change in unrealized gain (loss) on investments	(101,249)	90,572	(18,915)	(5,851)	(30,529)	(1,058)	(345,758)	84,553
Reinvested capital gains	62,876	10,360	834	986	-	-	94,898	76,560

Net increase (decrease) in contract owners’ equity resulting from operations	(10,487)	123,260	(17,724)	(3,206)	(24,625)	6,690	(213,460)	233,455

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,836	-	6,569	-	7,329	-	50,511	-
Transfers between funds	(12)	(1)	-	-	-	-	(3)	(1)
Surrenders (notes 2, 3, 4, 5 and 6)	(92,200)	(46,834)	(9,183)	1,920	(26,435)	(55,836)	(124,174)	(162,723)
Adjustments to maintain reserves	65	22,333	69	6,459	218	6,740	318	32,647

Net equity transactions	(74,311)	(24,502)	(2,545)	8,379	(18,888)	(49,096)	(73,348)	(130,077)

Net change in contract owners’ equity	(84,798)	98,758	(20,269)	5,173	(43,513)	(42,406)	(286,808)	103,378
Contract owners’ equity at beginning of period	615,144	516,386	127,277	122,104	241,159	283,565	1,148,055	1,044,677

Contract owners’ equity at end of period	$530,346	615,144	107,008	127,277	197,646	241,159	861,247	1,148,055

CHANGE IN UNITS:
Beginning units	1,187	1,237	727	679	872	1,053	1,580	1,771
Units purchased	36	51	59	100	31	119	105	54
Units surrendered	(183)	(101)	(75)	(52)	(107)	(300)	(211)	(245)

Ending units	1,040	1,187	711	727	796	872	1,474	1,580

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account A (the Separate Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) with NLAIC as the surviving entity. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies) and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)*

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

*	At December 31, 2022, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)	8/27/2021

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
NVMIG1	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	7/18/2022
VWBF	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	5/1/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Trust - Emerging Markets Fund: Initial Class	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Trust - Global Resources Fund: Initial Class	5/1/2022

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.75% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	4.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $420.28 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$50.00 - $60.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$5.00 per month - $17.50 plus $0.11 per $1,000 on 1st million of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 30% to 35% of all premiums to date or, (2) during Policy Years 1-11, 60% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $4.90 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	6.00% of an outstanding policy loan
Other Withdrawal/Surrender Fees	$25.00 per request
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Survivorship Additional Insurance Benefit Rider Charge	$0.00 - $93.08 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month

For the years ended December 31, 2022 and 2021, total front-end sales charge deductions were $168,736 and $208,231, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $21,355,461 and $17,960,263, respectively, and total transfers from the Separate Account to the fixed account were $21,704,571 and $17,966,556, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$41,722	$19,763
ALVSVA	53,484	19,015
AASCO	694,583	463,312
SVDF	125,441	33,681
SVOF	19,511	8,062
WFVSCG	35,176	16,257
ACVI	65,736	107,001
ACVIG	83,196	32,055
ACVIP2	12,609	8,601
ACVMV1	199,403	54,213
ACVU1	19,728	5,716
MLVGA2	11,199	85,586
DSC	18,030	3,005
DSIF	402,854	722,730
DVSCS	338,752	401,399
FQB	12,958	10,658
FVU2	15,987	2,313
FAMP	148,617	163,570

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

FCP	288	481
FEIP	447,784	688,758
FEIS	40,539	102,608
FF30S	6,652	551
FGP	1,865,276	1,767,137
FGS	99,087	85,512
FHIP	1,300,562	1,174,767
FIGBP	211,842	263,950
FIGBS	9,329	8,062
FMCS	200,046	206,097
FNRS2	71,427	139,519
FOP	157,350	257,487
FOS	32,907	59,731
FVSS	63,196	13,829
FTVDM2	515,040	461,751
FTVFA2	105	36
FTVGI2	291,401	348,789
FTVSVI	180,761	127,674
TIF	4,225	7,640
ACEG	36,229	10,670
MSVMV	2,139	745
OVAG	37,967	47,634
OVGS	344,706	282,276
OVSB	2,432	3,655
OVSC	32,691	11,820
WRASP	17,611	17,095
JABS	29,369	36,464
JACAS	139,461	45,942
JAGTS	661,564	809,075
JAIGS	39,632	170,095
MV2IGI	20,023	4,352
MVFIC	2,141,374	1,802,361
MSEM	2,115	716
MSVFI	481,977	802,024
MSVRE	6,092	2,559
EIF4	205,260	189,090
GBF	15,207	2,549
GBF4	202,476	547,074
GEM	21,077	25,128
GIG	1,218,992	497,468
GVAAA2	9,485	30,849
GVABD2	835	1,517
GVAGG2	13,189	8,515
GVAGI2	4,009	85,380
GVAGR2	87,820	187,624
GVDMA	664,460	155,639
GVDMC	11,822	14,529
GVEX4	15,996,788	3,055,666
GVIDA	161,163	121,972
GVIDC	22,307	15,818
GVIDM	658,784	278,514
HIBF	18,654	11,012
MCIF	149,836	164,048
MSBF	27,238	72,543
NVAMV1	82,283	24,562
NVAMVX	96,326	186,596
NVCBD1	4,104	6,167
NVCCA1	13,850	34,511
NVCCN1	1,681	1,046

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NVCMD1	14,031	9,344
NVCRA1	688	393
NVCRB1	5,789	6,130
NVDBL2	151	132
NVIE6	4,261	1,152
NVLCP1	221,520	8,022
NVMIG1	67,943	60,665
NVMIVX	56,394	239,265
NVMLG1	283,002	194,070
NVMMG1	947,510	266,471
NVMMV2	58,768	57,023
NVNMO1	27,698	13,703
NVNSR1	-	46,220
NVNSR2	22,590	37,751
NVOLG1	1,528,118	1,654,211
NVRE1	262,625	265,984
NVSTB2	5,107	5,842
NVTIV3	128	545
SAM4	6,822,253	7,100,957
SCF4	2,328,611	1,573,114
SCGF	38,621	35,802
SCVF4	243,933	142,188
TRF4	168,396	130,087
AMCG	2,942	1,219
AMMCGS	14,955	44,629
AMSRS	119,838	131,745
AMTB	78,672	79,376
PMVLDA	2,220,638	3,236,606
PVEIB	15,108	7,072
PVGOB	31,975	3,939
PVTIGB	4,967	757
TRHS2	22,388	224,265
VWBF	802,176	521,442
VWEM	363,466	261,419
VWHA	61,514	97,946
VVEI	86,189	88,245
VVHGB	9,527	10,023
VVHYB	15,117	25,223
VVMCI	151,320	128,681

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2022	0.65%	to	0.75%	392	$939.56	to	$460.63	$214,572	1.41%	-4.81%	to	-4.91%
2021	0.65%	to	0.75%	417	987.05	to	484.40	241,219	0.81%	27.33%	to	27.20%
2020	0.65%	to	0.75%	452	775.21	to	380.82	210,385	1.59%	2.06%	to	1.95%
2019	0.65%	to	0.75%	474	759.59	to	373.52	216,042	1.17%	23.11%	to	22.99%
2018	0.65%	to	0.75%	622	617.00	to	303.70	251,250	0.94%	-6.22%	to	-6.32%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2022	0.65%	to	0.75%	370	1,117.39	to	547.81	271,041	1.09%	-16.17%	to	-16.26%
2021	0.65%	to	0.75%	378	1,333.00	to	654.17	333,488	0.82%	35.07%	to	34.93%
2020	0.65%	to	0.75%	422	986.91	to	484.81	287,939	1.06%	2.70%	to	2.60%
2019	0.65%	to	0.75%	451	960.97	to	472.54	301,522	0.60%	19.32%	to	19.20%
2018	0.65%	to	0.75%	449	805.38	to	396.43	250,382	0.48%	-15.58%	to	-15.67%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2022	0.65%	to	0.75%	5,517	722.08	to	351.53	2,723,107	0.00%	-38.42%	to	-38.48%
2021	0.65%	to	0.75%	5,838	1,172.49	to	571.38	4,741,720	0.00%	-6.67%	to	-6.76%
2020	0.65%	to	0.75%	6,030	1,256.27	to	612.83	5,275,668	1.09%	66.07%	to	65.90%
2019	0.65%	to	0.75%	6,733	756.47	to	369.39	3,552,728	0.00%	28.50%	to	28.37%
2018	0.65%	to	0.75%	7,298	588.70	to	287.75	3,037,763	0.00%	0.77%	to	0.67%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2022	0.65%			501	473.36			237,153	0.00%	-38.25%
2021	0.65%			491	766.59			376,394	0.00%	-5.66%
2020	0.65%			273	812.55			221,827	0.00%	61.60%
2019	0.65%			367	502.83			184,537	0.00%	38.12%
2018	0.65%			277	364.05			100,842	0.00%	-7.67%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2022	0.65%			93	837.12			77,853	0.00%	-21.32%
2021	0.65%			98	1,063.95			104,267	0.04%	23.97%
2020	0.65%			118	858.24			101,272	0.44%	20.22%
2019	0.65%			123	713.88			87,808	0.29%	30.61%
2018	0.65%			137	546.56			74,879	0.19%	-7.75%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2022	0.75%			197	425.09			83,743	0.00%	-34.91%
2021	0.75%			185	653.10			120,823	0.00%	6.84%
2020	0.75%			178	611.31			108,813	0.00%	56.61%
2019	0.75%			280	390.35			109,298	0.00%	23.90%
2018	0.75%			300	315.06			94,518	0.00%	0.55%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	0.65%			563	492.49			277,270	1.58%	-25.24%
2021	0.65%			769	658.77			506,594	0.15%	8.05%
2020	0.65%			711	609.72			433,509	0.43%	25.06%
2019	0.65%			595	487.52			290,076	0.80%	27.59%
2018	0.65%			541	382.11			206,719	1.02%	-15.77%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	0.65%	to	0.75%	488	871.29	to	417.88	241,105	1.76%	-13.30%	to	-13.39%
2021	0.65%	to	0.75%	519	1,004.95	to	482.46	293,282	1.07%	22.85%	to	22.73%
2020	0.65%	to	0.75%	531	818.03	to	393.12	244,471	1.89%	11.08%	to	10.97%
2019	0.65%	to	0.75%	548	736.41	to	354.25	230,814	2.11%	23.15%	to	23.02%
2018	0.65%	to	0.75%	549	597.99	to	287.95	190,019	1.98%	-7.47%	to	-7.57%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.65%	to	0.75%	934	317.54	to	155.67	159,962	5.01%	-13.64%	to	-13.73%
2021	0.65%	to	0.75%	963	367.69	to	180.43	190,049	3.13%	5.58%	to	5.47%
2020	0.65%	to	0.75%	975	348.25	to	171.07	182,384	1.35%	8.84%	to	8.74%
2019	0.65%	to	0.75%	1,035	319.96	to	157.32	180,715	2.31%	8.20%	to	8.09%
2018	0.65%	to	0.75%	1,056	295.72	to	145.55	169,620	2.86%	-3.45%	to	-3.55%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2022	0.75%			1,300	448.58			583,154	2.24%	-1.93%
2021	0.75%			1,143	457.41			522,815	1.14%	22.28%
2020	0.75%			1,316	374.05			492,256	1.79%	0.45%
2019	0.75%			1,417	372.36			527,637	2.08%	28.19%
2018	0.75%			1,602	290.49			465,361	1.44%	-13.49%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2022	0.65%			132	924.36			122,015	0.00%	-32.81%
2021	0.65%			132	1,375.80			181,605	0.00%	22.36%
2020	0.65%			131	1,124.37			147,292	0.00%	48.88%
2019	0.65%			141	755.20			106,483	0.00%	33.71%
2018	0.65%			145	564.81			81,898	0.03%	0.10%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2022	0.75%			1,197	206.92			247,684	0.00%	-16.61%
2021	0.75%			1,541	248.15			382,398	0.74%	5.75%
2020	0.75%			1,733	234.65			406,646	1.01%	19.90%
2019	0.75%			2,224	195.70			435,236	0.98%	16.95%
2018	0.75%			3,243	167.33			542,662	0.81%	-8.21%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.65%	to	0.75%	1,061	827.61	to	406.15	459,149	0.79%	22.89%	to	22.77%
2019	0.65%	to	0.75%	978	673.47	to	330.84	346,502	1.18%	35.22%	to	35.08%
2018	0.65%	to	0.75%	1,017	498.07	to	244.92	270,094	1.29%	-7.46%	to	-7.55%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2022	0.65%	to	0.75%	176	653.28	to	320.28	79,013	0.00%	-17.16%	to	-17.24%
2021	0.65%	to	0.75%	179	788.60	to	387.01	98,175	0.11%	15.71%	to	15.59%
2020	0.65%	to	0.75%	187	681.55	to	334.81	88,256	0.65%	19.12%	to	19.00%
2019	0.65%	to	0.75%	206	572.18	to	281.36	84,996	0.00%	20.99%	to	20.87%
2018	0.65%	to	0.75%	341	472.92	to	232.78	101,478	0.00%	-19.60%	to	-19.69%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.65%	to	0.75%	4,099	1,039.69	to	509.72	2,424,851	1.32%	-18.85%	to	-18.93%
2021	0.65%	to	0.75%	4,864	1,281.14	to	628.72	3,700,772	1.14%	27.58%	to	27.45%
2020	0.65%	to	0.75%	5,130	1,004.19	to	493.30	2,995,027	1.56%	17.24%	to	17.13%
2019	0.65%	to	0.75%	6,410	856.50	to	421.17	3,067,551	1.71%	30.33%	to	30.20%
2018	0.65%	to	0.75%	7,513	657.16	to	323.47	2,789,948	1.70%	-5.26%	to	-5.35%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.65%	to	0.75%	3,378	1,181.80	to	574.55	2,061,683	0.95%	-17.19%	to	-17.27%
2021	0.65%	to	0.75%	3,899	1,427.09	to	694.50	2,905,623	0.71%	25.33%	to	25.20%
2020	0.65%	to	0.75%	4,784	1,138.70	to	554.71	2,803,255	1.09%	9.92%	to	9.81%
2019	0.65%	to	0.75%	5,370	1,035.93	to	505.15	2,853,846	0.95%	21.42%	to	21.30%
2018	0.65%	to	0.75%	6,147	853.18	to	416.45	2,717,136	0.80%	-9.57%	to	-9.66%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2022	0.65%	to	0.75%	497	333.70	to	169.23	114,368	2.61%	-9.86%	to	-9.95%
2021	0.65%	to	0.75%	503	370.21	to	187.93	129,168	2.48%	-2.03%	to	-2.13%
2020	0.65%	to	0.75%	496	377.90	to	192.02	130,195	2.78%	7.42%	to	7.31%
2019	0.65%	to	0.75%	582	351.80	to	178.94	147,698	3.11%	8.73%	to	8.63%
2018	0.65%	to	0.75%	775	323.54	to	164.73	168,640	3.21%	-1.24%	to	-1.34%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2022	0.75%			460	109.32			50,289	1.84%	-14.40%
2021	0.75%			451	127.71			57,599	1.74%	17.63%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.75%			435	108.58			47,230	2.50%	0.18%
2019	0.75%			412	108.38			44,654	2.01%	19.33%
2018	0.75%			381	90.83			34,605	0.00%	-9.17%		*	***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2022	0.65%	to	0.75%	1,719	935.95	to	462.06	1,217,941	2.04%	-15.49%	to	-15.57%
2021	0.65%	to	0.75%	1,926	1,107.45	to	547.27	1,583,416	1.57%	9.21%	to	9.10%
2020	0.65%	to	0.75%	2,514	1,014.08	to	501.63	2,049,253	1.51%	14.13%	to	14.01%
2019	0.65%	to	0.75%	2,613	888.56	to	439.98	1,855,735	1.82%	17.48%	to	17.37%
2018	0.65%	to	0.75%	2,610	756.33	to	374.88	1,582,664	1.64%	-5.97%	to	-6.06%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)
2021	0.65%			1	624.19			624	0.00%	0.00%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2022	0.65%	to	0.75%	4,832	1,665.27	to	912.19	5,875,438	1.87%	-5.57%	to	-5.67%
2021	0.65%	to	0.75%	5,219	1,763.54	to	966.98	6,772,021	1.90%	24.08%	to	23.96%
2020	0.65%	to	0.75%	5,769	1,421.24	to	780.07	6,087,766	1.83%	6.00%	to	5.90%
2019	0.65%	to	0.75%	5,877	1,340.75	to	736.63	5,952,929	2.00%	26.62%	to	26.49%
2018	0.65%	to	0.75%	6,373	1,058.90	to	582.36	5,191,617	2.31%	-8.89%	to	-8.98%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2022	0.75%			1,191	407.24			485,028	1.78%	-5.80%
2021	0.75%			1,400	432.30			605,218	1.81%	23.90%
2020	0.75%			1,484	348.92			517,802	1.76%	5.75%
2019	0.75%			1,504	329.95			496,248	1.92%	26.37%
2018	0.75%			1,614	261.09			421,404	2.24%	-9.09%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2022	0.75%			223	269.90			60,187	1.87%	-17.56%
2021	0.75%			219	327.41			71,702	1.02%	11.40%
2020	0.75%			214	293.89			62,893	1.46%	15.88%
2019	0.75%			118	253.61			29,926	1.96%	23.44%
2018	0.75%			115	205.44			23,626	1.33%	-8.58%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2022	0.65%	to	0.75%	7,877	2,428.81	to	1,225.01	12,899,647	0.62%	-24.95%	to	-25.02%
2021	0.65%	to	0.75%	8,479	3,236.05	to	1,633.78	18,403,289	0.00%	22.42%	to	22.29%
2020	0.65%	to	0.75%	8,996	2,643.47	to	1,335.94	16,087,149	0.07%	42.96%	to	42.82%
2019	0.65%	to	0.75%	10,177	1,849.08	to	935.41	12,649,006	0.26%	33.44%	to	33.31%
2018	0.65%	to	0.75%	11,319	1,385.67	to	701.68	10,790,443	0.24%	-0.82%	to	-0.92%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2022	0.75%			1,105	606.93			670,655	0.51%	-25.09%
2021	0.75%			1,159	810.17			938,988	0.00%	22.16%
2020	0.75%			1,342	663.19			890,001	0.06%	42.68%
2019	0.75%			1,608	464.82			747,435	0.17%	33.18%
2018	0.75%			1,741	349.01			607,632	0.15%	-1.02%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2022	0.65%	to	0.75%	3,697	627.29	to	305.83	1,405,193	5.12%	-11.95%	to	-12.04%
2021	0.65%	to	0.75%	3,524	712.41	to	347.68	1,554,213	5.13%	3.73%	to	3.63%
2020	0.65%	to	0.75%	4,143	686.76	to	335.50	1,733,853	5.26%	2.08%	to	1.98%
2019	0.65%	to	0.75%	4,209	672.77	to	328.99	1,743,617	5.31%	14.36%	to	14.25%
2018	0.65%	to	0.75%	3,938	588.29	to	287.97	1,514,519	5.63%	-3.92%	to	-4.01%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2022	0.65%	to	0.75%	4,868	607.97	to	298.23	1,871,176	2.20%	-13.52%	to	-13.61%
2021	0.65%	to	0.75%	5,278	703.05	to	345.21	2,374,520	1.93%	-1.25%	to	-1.35%
2020	0.65%	to	0.75%	6,012	711.95	to	349.93	2,824,192	2.13%	8.69%	to	8.58%
2019	0.65%	to	0.75%	6,846	655.05	to	322.29	2,986,367	2.61%	8.96%	to	8.85%
2018	0.65%	to	0.75%	7,524	601.21	to	296.09	3,265,195	2.51%	-1.18%	to	-1.28%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2022	0.75%			302	165.79			50,070	2.20%	-13.67%
2021	0.75%			316	192.06			60,690	1.97%	-1.47%
2020	0.75%			292	194.91			56,915	2.06%	8.44%
2019	0.75%			347	179.74			62,371	2.60%	8.76%
2018	0.75%			357	165.26			58,999	2.39%	-1.38%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2022	0.65%	to	0.75%	2,654	1,358.15	to	665.85	2,046,859	0.39%	-15.41%	to	-15.49%
2021	0.65%	to	0.75%	2,830	1,605.48	to	787.89	2,586,207	0.46%	24.69%	to	24.57%
2020	0.65%	to	0.75%	3,862	1,287.55	to	632.50	2,759,764	0.56%	17.27%	to	17.16%
2019	0.65%	to	0.75%	4,300	1,097.90	to	539.87	2,613,307	0.80%	22.55%	to	22.43%
2018	0.65%	to	0.75%	4,456	895.89	to	440.98	2,207,468	0.57%	-15.20%	to	-15.28%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.75%			1,491	249.34			371,764	2.19%	61.65%
2021	0.75%			1,788	154.24			275,785	2.59%	53.67%
2020	0.75%			1,428	100.37			143,328	2.71%	-33.38%
2019	0.75%			1,104	150.67			166,336	1.84%	9.00%
2018	0.75%			1,027	138.22			141,955	0.76%	-25.33%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2022	0.65%	to	0.75%	5,776	744.56	to	332.75	2,470,426	1.06%	-24.97%	to	-25.05%
2021	0.65%	to	0.75%	6,075	992.40	to	443.95	3,456,055	0.53%	18.92%	to	18.80%
2020	0.65%	to	0.75%	6,560	834.48	to	373.68	3,176,737	0.43%	14.87%	to	14.75%
2019	0.65%	to	0.75%	7,596	726.49	to	325.65	3,164,665	1.68%	26.94%	to	26.81%
2018	0.65%	to	0.75%	8,840	572.32	to	256.80	2,974,010	1.55%	-15.36%	to	-15.45%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2022	0.75%			973	310.26			301,879	0.99%	-25.15%
2021	0.75%			1,056	414.49			437,696	0.45%	18.68%
2020	0.75%			1,061	349.25			370,550	0.37%	14.63%
2019	0.75%			1,076	304.67			327,824	1.65%	26.72%
2018	0.75%			1,147	240.43			275,771	1.53%	-15.52%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2022	0.65%	to	0.75%	460	1,112.91	to	545.62	276,534	1.09%	-7.79%	to	-7.89%
2021	0.65%	to	0.75%	437	1,206.99	to	592.33	265,019	1.45%	32.61%	to	32.48%
2020	0.65%	to	0.75%	461	910.15	to	447.10	210,762	1.21%	7.48%	to	7.37%
2019	0.65%	to	0.75%	485	846.82	to	416.41	209,277	1.56%	33.42%	to	33.29%
2018	0.65%	to	0.75%	586	634.70	to	312.42	188,565	0.90%	-17.87%	to	-17.95%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2022	0.75%			1,288	107.69			138,705	2.01%	-22.57%
2021	0.75%			1,171	139.07			162,855	0.36%	-6.44%
2020	0.75%			5,345	148.65			794,550	1.21%	16.31%
2019	0.75%			1,120	127.81			143,146	0.93%	25.75%
2018	0.75%			1,606	101.64			163,230	0.49%	-16.43%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2022	0.75%			4	167.03			668	1.61%	-16.63%
2021	0.75%			4	200.34			801	1.71%	10.85%
2020	0.75%			3	180.73			542	1.46%	10.91%
2019	0.75%			3	162.95			489	3.59%	18.96%
2018	0.75%			3	136.98			411	3.04%	-10.33%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.75%			4,327	84.40			365,208	0.00%	-5.66%
2021	0.75%			4,931	89.47			441,154	0.00%	-5.70%
2020	0.75%			5,430	94.88			515,177	9.08%	-5.99%
2019	0.75%			6,121	100.92			617,732	7.08%	1.25%
2018	0.75%			8,707	99.67			867,857	0.00%	1.17%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.65%	to	0.75%	2,307	991.92	to	487.28	1,236,685	1.47%	15.47%	to	15.36%
2019	0.65%	to	0.75%	2,447	859.00	to	422.40	1,135,338	1.59%	28.75%	to	28.62%
2018	0.65%	to	0.75%	2,880	667.20	to	328.42	1,042,734	1.44%	-5.46%	to	-5.56%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2022	0.65%	to	0.75%	1,343	1,142.94	to	560.34	803,203	1.24%	-10.40%	to	-10.49%
2021	0.65%	to	0.75%	1,529	1,275.59	to	626.00	1,016,894	1.14%	24.86%	to	24.73%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.65%	to	0.75%	1,764	1,021.66	to	501.88	942,493	1.69%	4.72%	to	4.62%
2019	0.65%	to	0.75%	1,917	975.56	to	479.72	986,560	1.32%	25.90%	to	25.78%
2018	0.65%	to	0.75%	2,106	774.85	to	381.40	860,281	1.14%	-13.26%	to	-13.34%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2022	0.65%	to	0.75%	121	485.70	to	238.12	58,274	3.35%	-7.99%	to	-8.08%
2021	0.65%	to	0.75%	132	527.84	to	259.04	69,138	2.02%	3.76%	to	3.66%
2020	0.65%	to	0.75%	141	508.72	to	249.91	71,462	3.58%	-1.56%	to	-1.66%
2019	0.65%	to	0.75%	149	516.77	to	254.11	76,727	1.99%	12.11%	to	11.99%
2018	0.65%	to	0.75%	190	460.97	to	226.90	86,882	2.98%	-15.82%	to	-15.91%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2022	0.65%	to	0.75%	337	546.91	to	270.55	91,177	0.00%	-31.56%	to	-31.63%
2021	0.65%	to	0.75%	336	799.10	to	395.70	132,561	0.00%	11.20%	to	11.09%
2020	0.65%	to	0.75%	484	718.61	to	356.20	173,126	0.06%	41.43%	to	41.29%
2019	0.65%	to	0.75%	740	508.10	to	252.10	236,988	0.00%	35.87%	to	35.73%
2018	0.65%	to	0.75%	783	373.96	to	185.73	183,453	0.00%	-4.25%	to	-4.35%
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)
2022	0.65%			35	204.57			7,160	0.78%	-3.24%
2021	0.65%			35	211.43			7,455	0.20%	5.71%		*	***
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2022	0.65%	to	0.75%	740	239.56	to	119.46	97,288	0.00%	-31.43%	to	-31.50%
2021	0.65%	to	0.75%	878	349.36	to	174.39	193,007	0.00%	18.33%	to	18.21%
2020	0.65%	to	0.75%	780	295.25	to	147.53	126,297	0.00%	47.62%	to	47.53%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.65%	to	0.75%	839	749.44	to	367.79	353,609	1.48%	13.20%	to	13.09%
2019	0.65%	to	0.75%	894	662.02	to	325.21	340,915	1.01%	31.23%	to	31.09%
2018	0.65%	to	0.75%	864	504.49	to	248.08	263,570	1.16%	-8.49%	to	-8.58%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2022	0.65%	to	0.75%	3,146	765.53	to	374.93	1,250,626	0.00%	-32.21%	to	-32.27%
2021	0.65%	to	0.75%	3,524	1,129.21	to	553.61	2,048,762	0.00%	14.74%	to	14.63%
2020	0.65%	to	0.75%	3,967	984.14	to	482.96	2,071,766	0.70%	26.81%	to	26.68%
2019	0.65%	to	0.75%	4,764	776.07	to	381.24	1,987,574	0.90%	30.93%	to	30.80%
2018	0.65%	to	0.75%	5,323	592.72	to	291.46	1,695,735	1.00%	-13.75%	to	-13.83%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2022	0.65%	to	0.75%	409	202.85	to	100.40	41,986	0.00%	-12.03%	to	-12.12%
2021	0.65%	to	0.75%	417	230.60	to	114.25	48,921	4.79%	-4.04%	to	-4.13%
2020	0.65%	to	0.75%	379	240.31	to	119.17	46,379	6.08%	2.73%	to	2.63%
2019	0.65%	to	0.75%	382	233.92	to	116.12	47,893	3.94%	10.09%	to	9.98%
2018	0.65%	to	0.75%	412	212.49	to	105.59	46,283	4.90%	-5.02%	to	-5.12%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2022	0.65%	to	0.75%	326	1,241.61	to	608.71	216,162	0.54%	-16.38%	to	-16.46%
2021	0.65%	to	0.75%	332	1,484.79	to	728.67	265,358	0.35%	21.76%	to	21.64%
2020	0.65%	to	0.75%	397	1,219.45	to	599.05	263,900	0.62%	19.15%	to	19.03%
2019	0.65%	to	0.75%	463	1,023.45	to	503.26	256,940	0.21%	25.65%	to	25.53%
2018	0.65%	to	0.75%	548	814.51	to	400.92	239,559	0.31%	-10.91%	to	-11.00%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.75%			835	200.67			167,556	1.51%	-15.38%
2021	0.75%			910	237.13			215,785	1.51%	9.62%
2020	0.75%			1,066	216.32			230,601	2.08%	13.03%
2019	0.75%			1,106	191.39			211,679	2.04%	20.87%
2018	0.75%			1,276	158.35			202,051	1.87%	-6.15%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2022	0.65%	to	0.75%	732	790.71	to	387.66	445,390	0.96%	-17.16%	to	-17.24%
2021	0.65%	to	0.75%	780	954.47	to	468.41	564,174	0.68%	16.15%	to	16.04%
2020	0.65%	to	0.75%	716	821.74	to	403.68	397,311	1.40%	13.29%	to	13.18%
2019	0.65%	to	0.75%	876	725.34	to	356.68	449,960	1.68%	21.48%	to	21.36%
2018	0.65%	to	0.75%	937	597.08	to	293.90	386,955	1.82%	-0.22%	to	-0.32%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2022	0.65%	to	0.75%	874	1,213.65	to	594.41	551,069	0.05%	-34.16%	to	-34.22%
2021	0.65%	to	0.75%	877	1,843.25	to	903.67	835,777	0.00%	21.81%	to	21.68%
2020	0.65%	to	0.75%	1,255	1,513.26	to	742.63	969,764	0.16%	38.13%	to	38.00%
2019	0.65%	to	0.75%	1,027	1,095.50	to	538.15	583,319	0.02%	35.97%	to	35.83%
2018	0.65%	to	0.75%	1,140	805.72	to	396.20	491,799	1.23%	1.06%	to	0.95%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.65%	to	0.75%	436	1,337.53	to	655.09	394,127	0.00%	-37.53%	to	-37.59%
2021	0.65%	to	0.75%	779	2,141.10	to	1,049.70	990,158	0.10%	16.98%	to	16.87%
2020	0.65%	to	0.75%	1,039	1,830.27	to	898.21	1,165,323	0.00%	49.75%	to	49.60%
2019	0.65%	to	0.75%	947	1,222.19	to	600.39	649,406	0.47%	43.88%	to	43.74%
2018	0.65%	to	0.75%	791	849.45	to	417.70	413,297	1.07%	0.25%	to	0.15%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2022	0.65%	to	0.75%	2,186	637.04	to	312.00	744,123	1.63%	-9.43%	to	-9.52%
2021	0.65%	to	0.75%	2,632	703.34	to	344.82	979,263	0.99%	12.55%	to	12.44%
2020	0.65%	to	0.75%	3,034	624.89	to	306.66	995,032	1.20%	15.27%	to	15.16%
2019	0.65%	to	0.75%	3,851	542.11	to	266.30	1,087,318	1.83%	25.89%	to	25.76%
2018	0.65%	to	0.75%	4,193	430.63	to	211.76	938,017	1.71%	-15.69%	to	-15.77%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2022	0.65%	to	0.75%	467	449.08	to	222.81	106,765	0.11%	-19.78%	to	-19.86%
2021	0.65%	to	0.75%	458	559.82	to	278.02	131,839	0.24%	25.16%	to	25.03%
2020	0.65%	to	0.75%	516	447.29	to	222.36	130,486	0.46%	21.73%	to	21.61%
2019	0.65%	to	0.75%	634	367.44	to	182.85	129,954	0.59%	39.05%	to	38.91%
2018	0.65%	to	0.75%	993	264.26	to	131.63	142,779	0.60%	0.15%	to	0.05%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2022	0.65%	to	0.75%	4,707	1,063.72	to	521.50	2,490,496	1.46%	-6.52%	to	-6.61%
2021	0.65%	to	0.75%	4,557	1,137.86	to	558.41	2,584,074	1.29%	24.64%	to	24.52%
2020	0.65%	to	0.75%	5,943	912.92	to	448.46	2,732,108	1.53%	2.80%	to	2.70%
2019	0.65%	to	0.75%	6,766	888.01	to	436.67	3,021,294	2.26%	28.96%	to	28.83%
2018	0.65%	to	0.75%	6,801	688.59	to	338.94	2,361,808	1.81%	-10.67%	to	-10.76%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2022	0.65%	to	0.75%	100	452.30	to	221.74	22,866	7.55%	-19.26%	to	-19.34%
2021	0.65%	to	0.75%	100	560.21	to	274.92	28,349	5.11%	-2.66%	to	-2.76%
2020	0.65%	to	0.75%	100	575.51	to	282.72	29,150	4.51%	4.86%	to	4.76%
2019	0.65%	to	0.75%	101	548.83	to	269.88	28,373	5.40%	13.51%	to	13.40%
2018	0.65%	to	0.75%	109	483.50	to	237.99	27,912	5.71%	-7.55%	to	-7.64%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2022	0.65%	to	0.75%	1,115	319.15	to	156.47	319,244	3.56%	-14.88%	to	-14.97%
2021	0.65%	to	0.75%	2,571	374.96	to	184.01	757,409	4.90%	-0.97%	to	-1.07%
2020	0.65%	to	0.75%	2,943	378.63	to	186.00	929,190	3.34%	7.10%	to	6.99%
2019	0.65%	to	0.75%	5,186	353.53	to	173.84	1,282,116	3.91%	10.16%	to	10.05%
2018	0.65%	to	0.75%	3,121	320.92	to	157.96	927,768	2.59%	-1.30%	to	-1.40%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2022	0.65%			27	732.34			19,773	1.24%	-27.53%
2021	0.65%			28	1,010.50			28,294	1.64%	38.90%
2020	0.65%			74	727.52			53,836	2.76%	-17.39%
2019	0.65%			105	880.68			92,471	1.44%	18.17%
2018	0.65%			299	745.28			222,838	2.43%	-8.32%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)
2022	0.65%	to	0.75%	3,530	800.23	to	390.37	1,486,617	1.45%	-4.61%	to	-4.70%
2021	0.65%	to	0.75%	3,899	838.90	to	409.64	1,722,531	1.29%	19.50%	to	19.38%
2020	0.65%	to	0.75%	4,105	702.01	to	343.14	1,523,777	1.71%	2.96%	to	2.86%
2019	0.65%	to	0.75%	4,297	681.84	to	333.61	1,554,017	1.80%	26.47%	to	26.34%
2018	0.65%	to	0.75%	4,636	539.13	to	264.05	1,340,221	1.80%	-7.86%	to	-7.95%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.75%			308	133.96			41,259	2.47%	-13.20%
2021	0.75%			223	154.34			34,417	1.71%	-2.81%
2020	0.75%			203	158.80			32,237	2.17%	5.29%
2019	0.75%			190	150.83			28,657	2.34%	5.48%
2018	0.75%			190	143.00			27,169	2.18%	-0.80%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2022	0.65%	to	0.75%	1,546	463.39	to	272.84	533,370	2.17%	-13.13%	to	-13.22%
2021	0.65%	to	0.75%	2,652	533.43	to	314.40	966,077	2.28%	-2.71%	to	-2.81%
2020	0.65%	to	0.75%	1,664	548.30	to	323.48	708,458	1.56%	5.40%	to	5.30%
2019	0.65%	to	0.75%	2,425	520.19	to	307.21	885,763	2.28%	5.49%	to	5.38%
2018	0.65%	to	0.75%	3,027	493.13	to	291.52	1,057,506	2.56%	-0.61%	to	-0.71%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2022	0.65%	to	0.75%	558	645.22	to	316.33	199,848	0.90%	-25.23%	to	-25.31%
2021	0.65%	to	0.75%	572	862.97	to	423.51	272,552	0.93%	-7.88%	to	-7.97%
2020	0.65%	to	0.75%	607	936.76	to	460.18	311,258	1.85%	12.56%	to	12.45%
2019	0.65%	to	0.75%	803	832.20	to	409.22	367,518	2.72%	22.15%	to	22.03%
2018	0.65%	to	0.75%	707	681.30	to	335.35	258,889	0.66%	-17.95%	to	-18.04%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2022	0.75%			6,484	121.31			786,596	9.19%	-14.76%
2021	0.75%			891	142.33			126,812	0.95%	11.82%
2020	0.75%			4,118	127.28			524,153	1.65%	7.14%
2019	0.75%			1,765	118.80			209,680	2.05%	18.23%
2018	0.75%			647	100.48			65,011	1.44%	-15.17%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2022	0.75%			576	235.25			135,502	0.00%	-14.39%
2021	0.75%			693	274.78			190,423	1.14%	13.85%
2020	0.75%			788	241.35			190,182	1.49%	11.16%
2019	0.75%			841	217.12			182,595	1.71%	19.88%
2018	0.75%			1,103	181.11			199,766	1.18%	-5.69%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2022	0.75%			72	125.48			9,034	0.00%	-13.45%
2021	0.75%			78	144.99			11,309	1.88%	-1.46%
2020	0.75%			96	147.13			14,124	1.79%	8.39%
2019	0.75%			140	135.74			19,004	1.85%	8.17%
2018	0.75%			142	125.49			17,820	2.31%	-1.82%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2022	0.75%			428	295.92			126,652	0.00%	-25.61%
2021	0.75%			434	397.81			172,649	0.00%	15.14%
2020	0.75%			442	345.51			152,715	0.64%	28.96%
2019	0.75%			484	267.92			129,674	0.72%	33.77%
2018	0.75%			675	200.28			135,191	0.18%	-10.10%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2022	0.75%			204	259.41			52,920	0.00%	-17.44%
2021	0.75%			498	314.20			156,472	1.49%	22.72%
2020	0.75%			217	256.03			55,558	1.61%	12.23%
2019	0.75%			226	228.12			51,555	1.34%	24.73%
2018	0.75%			236	182.89			43,163	1.03%	-2.92%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2022	0.75%			769	362.10			278,457	0.00%	-30.74%
2021	0.75%			1,084	522.79			566,709	0.00%	20.63%
2020	0.75%			1,287	433.40			557,786	0.65%	50.36%
2019	0.75%			1,478	288.23			426,009	0.35%	29.31%
2018	0.75%			1,663	222.90			370,678	0.30%	-1.40%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2022	0.65%	to	0.75%	5,056	642.87	to	313.57	1,676,616	0.00%	-18.81%	to	-18.89%
2021	0.65%	to	0.75%	5,277	791.80	to	386.60	2,157,177	0.16%	12.89%	to	12.78%
2020	0.65%	to	0.75%	5,516	701.38	to	342.80	2,011,708	0.22%	11.60%	to	11.49%
2019	0.65%	to	0.75%	5,740	628.48	to	307.47	1,876,267	2.07%	21.04%	to	20.92%
2018	0.65%	to	0.75%	6,177	519.24	to	254.28	1,665,545	1.61%	-8.33%	to	-8.42%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2022	0.65%	to	0.75%	211	424.29	to	209.30	45,022	0.00%	-14.94%	to	-15.03%
2021	0.65%	to	0.75%	239	498.83	to	246.32	64,931	0.19%	6.02%	to	5.91%
2020	0.65%	to	0.75%	279	470.52	to	232.57	75,363	0.13%	7.85%	to	7.74%
2019	0.65%	to	0.75%	277	436.28	to	215.86	69,713	2.08%	12.75%	to	12.64%
2018	0.65%	to	0.75%	329	386.95	to	191.65	72,037	1.93%	-4.36%	to	-4.46%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2022	0.65%	to	0.75%	14,041	2,131.78	to	1,113.76	19,520,156	1.18%	-18.84%	to	-18.93%
2021	0.65%	to	0.75%	14,635	2,626.80	to	1,373.76	25,196,036	2.10%	27.53%	to	27.41%
2020	0.65%	to	0.75%	15,654	2,059.71	to	1,078.26	21,226,841	1.87%	17.36%	to	17.24%
2019	0.65%	to	0.75%	16,656	1,755.11	to	919.72	19,183,408	2.04%	30.34%	to	30.21%
2018	0.65%	to	0.75%	17,529	1,346.55	to	706.33	15,819,908	1.65%	-5.26%	to	-5.36%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2022	0.65%	to	0.75%	1,038	720.08	to	350.12	363,446	0.00%	-19.41%	to	-19.49%
2021	0.65%	to	0.75%	1,204	893.53	to	434.89	524,071	0.13%	14.75%	to	14.64%
2020	0.65%	to	0.75%	1,170	778.64	to	379.35	444,245	0.23%	12.09%	to	11.97%
2019	0.65%	to	0.75%	1,140	694.69	to	338.79	386,577	2.04%	22.93%	to	22.81%
2018	0.65%	to	0.75%	1,167	565.11	to	275.87	322,231	1.50%	-9.45%	to	-9.54%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2022	0.65%	to	0.75%	832	330.80	to	163.70	136,037	0.00%	-12.76%	to	-12.85%
2021	0.65%	to	0.75%	849	379.19	to	187.84	159,284	0.22%	2.08%	to	1.98%
2020	0.65%	to	0.75%	875	371.44	to	184.18	161,347	0.10%	6.02%	to	5.92%
2019	0.65%	to	0.75%	883	350.34	to	173.89	153,547	2.21%	8.82%	to	8.71%
2018	0.65%	to	0.75%	861	321.94	to	159.95	137,882	2.13%	-2.44%	to	-2.54%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.65%	to	0.75%	5,261	524.48	to	257.45	1,787,567	0.00%	-17.09%	to	-17.18%
2021	0.65%	to	0.75%	5,741	632.62	to	310.83	2,365,639	0.18%	9.60%	to	9.49%
2020	0.65%	to	0.75%	6,432	577.21	to	283.89	2,393,567	0.14%	9.63%	to	9.52%
2019	0.65%	to	0.75%	6,621	526.51	to	259.22	2,232,413	2.26%	16.98%	to	16.87%
2018	0.65%	to	0.75%	6,070	450.08	to	221.81	1,617,557	1.82%	-6.29%	to	-6.39%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2022	0.65%	to	0.75%	618	506.07	to	248.11	154,361	5.58%	-12.50%	to	-12.59%
2021	0.65%	to	0.75%	616	578.37	to	283.84	176,906	4.72%	4.28%	to	4.18%
2020	0.65%	to	0.75%	634	554.61	to	272.45	174,426	5.43%	5.33%	to	5.22%
2019	0.65%	to	0.75%	659	526.55	to	258.92	173,299	4.01%	14.00%	to	13.88%
2018	0.65%	to	0.75%	720	461.90	to	227.36	166,976	3.62%	-3.63%	to	-3.73%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2022	0.65%	to	0.75%	673	1,197.65	to	587.17	405,564	1.06%	-13.96%	to	-14.04%
2021	0.65%	to	0.75%	920	1,391.94	to	683.10	642,627	1.21%	23.45%	to	23.33%
2020	0.65%	to	0.75%	1,065	1,127.49	to	553.87	605,936	0.92%	12.38%	to	12.27%
2019	0.65%	to	0.75%	1,545	1,003.27	to	493.34	820,852	1.22%	24.84%	to	24.71%
2018	0.65%	to	0.75%	1,999	803.66	to	395.58	922,170	1.31%	-11.96%	to	-12.05%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2022	0.65%	to	0.75%	1,652	395.83	to	194.06	402,303	3.54%	-2.93%	to	-3.02%
2021	0.65%	to	0.75%	1,917	407.77	to	200.11	473,529	5.49%	4.56%	to	4.45%
2020	0.65%	to	0.75%	1,883	390.00	to	191.58	444,682	3.69%	3.39%	to	3.28%
2019	0.65%	to	0.75%	1,789	377.22	to	185.50	393,581	4.80%	8.46%	to	8.35%
2018	0.65%	to	0.75%	1,777	347.80	to	171.20	366,555	2.77%	-2.98%	to	-3.08%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2022	0.65%	to	0.75%	1,218	874.41	to	431.27	548,776	1.21%	-1.77%	to	-1.87%
2021	0.65%	to	0.75%	1,259	890.16	to	439.48	580,340	1.28%	33.66%	to	33.53%
2020	0.65%	to	0.75%	1,297	665.99	to	329.13	448,780	1.44%	0.84%	to	0.73%
2019	0.65%	to	0.75%	2,323	660.47	to	326.73	798,712	2.69%	26.13%	to	26.00%
2018	0.65%	to	0.75%	2,502	523.64	to	259.30	679,171	1.47%	-9.94%	to	-10.03%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2022	0.65%	to	0.75%	2,822	311.45	to	155.37	452,029	1.23%	-1.66%	to	-1.76%
2021	0.65%	to	0.75%	3,859	316.71	to	158.15	625,675	1.58%	33.84%	to	33.70%
2020	0.65%	to	0.75%	3,309	236.64	to	118.28	404,181	1.45%	18.32%	to	18.28%	****

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2022	0.75%	499	131.43	65,584	2.28%	-15.33%
2021	0.75%	523	155.22	81,182	1.93%	-1.77%
2020	0.75%	537	158.02	84,856	2.62%	6.21%
2019	0.75%	556	148.78	82,720	3.00%	8.13%
2018	0.75%	556	137.59	76,501	3.14%	-1.17%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2022	0.75%	766	190.05	145,576	0.00%	-15.59%
2021	0.75%	902	225.14	203,077	0.28%	14.89%
2020	0.75%	1,168	195.97	228,891	0.93%	10.84%
2019	0.75%	1,613	176.81	285,190	2.92%	19.32%
2018	0.75%	1,669	148.18	247,314	2.19%	-8.73%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2022	0.75%	528	139.25	73,524	0.00%	-12.63%
2021	0.75%	531	159.37	84,628	0.22%	3.71%
2020	0.75%	534	153.68	82,065	0.25%	6.89%
2019	0.75%	536	143.78	77,065	2.65%	9.95%
2018	0.75%	539	130.77	70,486	2.06%	-3.24%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2022	0.75%	786	180.87	142,166	0.00%	-14.72%
2021	0.75%	778	212.10	165,011	0.27%	12.79%
2020	0.75%	764	188.05	143,670	0.86%	9.94%
2019	0.75%	744	171.04	127,257	2.61%	17.44%
2018	0.75%	956	145.65	139,240	2.23%	-7.76%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2022	0.75%	65	205.57	13,362	0.00%	-15.87%
2021	0.75%	63	244.34	15,393	0.19%	19.29%
2020	0.75%	61	204.83	12,494	1.16%	11.90%
2019	0.75%	59	183.05	10,800	3.00%	23.22%
2018	0.75%	57	148.56	8,468	1.56%	-11.39%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2022	0.75%	883	169.39	149,570	0.00%	-14.25%
2021	0.75%	909	197.53	179,555	0.26%	10.29%
2020	0.75%	915	179.10	163,875	0.70%	8.89%
2019	0.75%	936	164.47	153,947	2.76%	15.43%
2018	0.75%	950	142.49	135,368	2.35%	-6.75%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.75%	3	196.79	590	0.00%	-15.62%
2021	0.75%	3	233.23	700	0.19%	7.43%
2020	0.75%	3	217.09	651	0.13%	8.59%
2019	0.75%	4	199.92	800	2.14%	14.48%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2022	0.75%	223	113.53	25,316	3.53%	-15.02%
2021	0.75%	231	133.58	30,858	2.31%	11.56%
2020	0.75%	238	119.74	28,499	0.97%	6.88%
2019	0.75%	246	112.03	27,560	2.39%	18.02%
2018	0.75%	253	94.92	24,016	1.86%	-15.44%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2022	0.75%	1,664	145.44	242,014	11.44%	-14.11%
2021	0.75%	243	169.33	41,146	1.92%	-1.47%
2020	0.75%	270	171.84	46,398	2.78%	8.49%
2019	0.75%	298	158.40	47,202	3.25%	9.06%
2018	0.75%	279	145.23	40,520	3.00%	-1.95%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2022	0.75%	4,572	115.99	530,287	0.00%	-38.39%
2021	0.75%	4,634	188.26	872,388	0.31%	-1.82%
2020	0.75%	6,839	191.75	1,311,375	0.99%	49.91%
2019	0.75%	8,260	127.91	1,056,502	1.26%	32.15%
2018	0.75%	8,726	96.79	844,551	1.11%	-17.08%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2022	0.65%	to	0.75%	6,011	241.80	to	120.63	972,167	3.50%	-6.47%	to	-6.57%
2021	0.65%	to	0.75%	7,171	258.53	to	129.11	1,273,851	3.37%	9.86%	to	9.75%
2020	0.65%	to	0.75%	7,007	235.32	to	117.64	1,129,310	0.00%	17.66%	to	17.64%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2022	0.65%	to	0.75%	2,285	950.21	to	400.00	1,008,636	5.09%	-13.05%	to	-13.14%
2021	0.65%	to	0.75%	2,651	1,092.89	to	460.52	1,329,604	0.00%	39.54%	to	39.40%
2020	0.65%	to	0.75%	3,338	783.22	to	330.36	1,181,210	0.00%	29.25%	to	29.12%
2019	0.65%	to	0.75%	3,662	605.98	to	255.86	1,002,765	3.83%	29.68%	to	29.55%
2018	0.65%	to	0.75%	4,604	467.27	to	197.49	974,527	0.32%	-3.71%	to	-3.80%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2022	0.65%	to	0.75%	8,148	760.89	to	239.51	2,597,250	0.00%	-38.01%	to	-38.08%
2021	0.65%	to	0.75%	8,417	1,227.50	to	386.78	4,310,638	0.12%	-5.32%	to	-5.42%
2020	0.65%	to	0.75%	9,292	1,296.49	to	408.93	5,066,319	0.00%	59.86%	to	59.70%
2019	0.65%	to	0.75%	10,544	811.03	to	256.06	3,688,902	0.00%	36.36%	to	36.23%
2018	0.65%	to	0.75%	11,617	594.75	to	187.97	2,972,370	0.00%	-7.46%	to	-7.55%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2022	0.75%			1,750	284.48			497,843	1.38%	-3.39%
2021	0.75%			1,889	294.46			556,240	0.76%	23.09%
2020	0.75%			1,936	239.22			463,138	2.12%	-1.88%
2019	0.75%			1,944	243.82			473,978	2.25%	22.92%
2018	0.75%			2,034	198.35			403,448	1.11%	-13.81%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2022	0.75%			708	265.35			187,869	0.39%	-17.68%
2021	0.75%			735	322.34			236,922	0.31%	25.62%
2020	0.75%			785	256.59			201,424	0.44%	12.70%
2019	0.75%			825	227.67			187,830	0.66%	27.11%
2018	0.75%			844	179.11			151,167	0.55%	-5.48%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	0.65%			166	333.02			55,277	0.31%	25.99%		*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2022	0.75%			425	252.35			107,247	0.39%	-23.53%
2021	0.75%			510	329.97			168,287	0.27%	25.81%
2020	0.75%			760	262.28			199,335	0.74%	12.49%
2019	0.75%			1,103	233.16			257,175	0.75%	25.10%
2018	0.75%			1,141	186.37			212,650	0.59%	-6.58%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2022	0.65%	to	0.75%	25,588	1,019.77	to	502.97	15,792,465	0.87%	-22.61%	to	-22.68%
2021	0.65%	to	0.75%	27,600	1,317.65	to	650.53	21,970,104	0.54%	29.40%	to	29.27%
2020	0.65%	to	0.75%	26,543	1,018.29	to	503.24	16,816,624	1.32%	18.13%	to	18.01%
2019	0.65%	to	0.75%	29,822	862.03	to	426.44	16,115,883	1.70%	36.72%	to	36.59%
2018	0.65%	to	0.75%	33,462	630.49	to	312.21	13,311,118	0.78%	-1.92%	to	-2.01%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2022	0.75%			6,719	190.27			1,278,449	1.47%	-29.05%
2021	0.75%			7,413	268.19			1,988,061	1.01%	45.65%
2020	0.75%			9,952	184.13			1,832,447	1.47%	-6.09%
2019	0.75%			11,151	196.08			2,186,433	1.70%	29.73%
2018	0.75%			12,584	151.15			1,902,023	1.91%	-4.64%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2022	0.65%	to	0.75%	545	189.55	to	108.24	59,154	2.12%	-6.28%	to	-6.37%
2021	0.75%			561	115.61			64,855	1.04%	-1.33%
2020	0.75%			585	117.17			68,543	1.63%	2.06%
2019	0.75%			600	114.80			68,879	1.38%	3.31%
2018	0.75%			1,234	111.12			137,123	2.85%	0.06%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2022	0.65%	to	0.75%	18	282.97	to	178.39	3,420	3.55%	-6.60%	to	-6.69%
2021	0.65%	to	0.75%	21	302.97	to	191.19	4,239	2.28%	9.68%	to	9.57%
2020	0.65%	to	0.75%	31	276.22	to	174.48	5,816	1.36%	4.50%	to	4.39%
2019	0.65%	to	0.75%	536	264.33	to	167.14	90,461	2.01%	11.76%	to	11.65%
2018	0.65%	to	0.75%	680	236.52	to	149.70	102,517	1.91%	-16.24%	to	-16.32%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2022	0.65%	to	0.75%	12,830	295.67	to	160.00	2,681,271	1.37%	0.64%	to	0.54%
2021	0.65%	to	0.75%	14,296	293.80	to	159.14	2,959,960	0.00%	-0.65%	to	-0.75%
2020	0.65%	to	0.75%	8,854	295.72	to	160.35	1,736,611	0.26%	-0.41%	to	-0.51%
2019	0.65%	to	0.75%	14,444	296.93	to	161.17	2,667,693	1.65%	1.12%	to	1.02%
2018	0.65%	to	0.75%	18,342	293.64	to	159.54	3,287,463	1.40%	0.73%	to	0.63%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2022	0.65%	to	0.75%	4,852	952.98	to	464.88	2,373,246	0.48%	-19.28%	to	-19.36%
2021	0.65%	to	0.75%	4,613	1,180.61	to	576.50	2,826,731	0.00%	29.92%	to	29.79%
2020	0.65%	to	0.75%	5,834	908.73	to	444.18	2,730,703	0.02%	21.92%	to	21.80%
2019	0.65%	to	0.75%	5,196	745.33	to	364.68	2,019,339	0.08%	24.88%	to	24.75%
2018	0.65%	to	0.75%	5,573	596.86	to	292.32	1,736,319	0.02%	-13.21%	to	-13.30%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2022	0.65%	to	0.75%	390	814.85	to	399.49	171,171	0.00%	-30.82%	to	-30.89%
2021	0.65%	to	0.75%	455	1,177.81	to	578.01	284,589	0.00%	9.59%	to	9.48%
2020	0.65%	to	0.75%	492	1,074.72	to	527.95	283,261	0.00%	39.98%	to	39.84%
2019	0.65%	to	0.75%	557	767.79	to	377.55	227,075	0.00%	34.83%	to	34.70%
2018	0.65%	to	0.75%	616	569.44	to	280.29	182,771	0.00%	-8.54%	to	-8.63%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2022	0.65%	to	0.75%	2,631	851.21	to	415.23	1,274,714	0.33%	-13.50%	to	-13.59%
2021	0.65%	to	0.75%	2,859	984.11	to	480.54	1,590,911	0.00%	31.07%	to	30.94%
2020	0.65%	to	0.75%	3,043	750.81	to	366.99	1,290,985	0.07%	4.47%	to	4.37%
2019	0.65%	to	0.75%	3,353	718.67	to	351.63	1,348,224	1.06%	18.23%	to	18.12%
2018	0.65%	to	0.75%	3,571	607.84	to	297.70	1,220,642	0.70%	-17.49%	to	-17.57%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2022	0.65%	to	0.75%	877	1,531.77	to	942.33	1,109,947	1.16%	-9.04%	to	-9.13%
2021	0.65%	to	0.75%	946	1,683.99	to	1,037.01	1,318,736	0.79%	21.12%	to	20.99%
2020	0.65%	to	0.75%	1,031	1,390.40	to	857.07	1,195,430	1.11%	9.60%	to	9.49%
2019	0.65%	to	0.75%	1,142	1,268.57	to	782.76	1,226,691	1.09%	28.50%	to	28.38%
2018	0.65%	to	0.75%	1,390	987.18	to	609.74	1,167,987	1.09%	-0.65%	to	-0.75%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2022	0.65%			8	1,162.46			9,300	0.00%	-29.20%
2021	0.65%			8	1,641.78			13,134	0.00%	12.26%
2020	0.65%			9	1,462.48			13,162	0.00%	39.07%
2019	0.65%			9	1,051.59			9,464	0.00%	31.89%
2018	0.65%			10	797.33			7,973	0.00%	-7.01%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2022	0.65%	to	0.75%	309	329.95	to	163.80	53,604	0.00%	-29.29%	to	-29.36%
2021	0.65%	to	0.75%	524	466.61	to	231.87	125,726	0.00%	11.99%	to	11.88%
2020	0.65%	to	0.75%	526	416.64	to	207.25	113,828	0.00%	38.80%	to	38.67%
2019	0.65%	to	0.75%	534	300.16	to	149.46	85,083	0.00%	31.62%	to	31.49%
2018	0.65%	to	0.75%	503	228.05	to	113.66	58,087	0.00%	-7.17%	to	-7.26%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.65%	to	0.75%	1,176	953.48	to	467.46	963,338	0.43%	-18.98%	to	-19.06%
2021	0.65%	to	0.75%	1,280	1,176.84	to	577.54	1,315,156	0.38%	22.68%	to	22.55%
2020	0.65%	to	0.75%	1,364	959.30	to	471.25	1,148,419	0.61%	18.79%	to	18.67%
2019	0.65%	to	0.75%	1,484	807.57	to	397.11	1,057,242	0.61%	25.07%	to	24.94%
2018	0.65%	to	0.75%	438	645.70	to	317.83	152,325	0.45%	-6.34%	to	-6.43%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	0.65%	to	0.75%	1,541	350.67	to	173.84	321,649	3.83%	-5.80%	to	-5.89%
2021	0.65%	to	0.75%	1,591	372.26	to	184.73	354,098	2.64%	0.09%	to	-0.01%
2020	0.65%	to	0.75%	1,554	371.93	to	184.75	340,449	2.30%	2.79%	to	2.68%
2019	0.65%	to	0.75%	1,644	361.84	to	179.92	369,830	1.93%	3.01%	to	2.91%
2018	0.65%	to	0.75%	1,605	351.25	to	174.83	358,048	1.60%	0.36%	to	0.26%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020	0.75%			10	142.77			1,428	7.62%	9.94%
2019	0.75%			53	129.86			6,882	1.96%	6.22%
2018	0.75%			49	122.25			5,990	5.13%	-4.70%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	0.75%			2,958	117.05			346,246	1.28%	-6.46%
2021	0.75%			11,646	125.13			1,457,318	0.53%	-1.67%
2020	0.75%			5,083	127.26			646,856	1.22%	2.22%
2019	0.75%			7,573	124.50			942,803	2.60%	3.25%
2018	0.75%			12,120	120.58			1,461,429	1.68%	-0.42%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2022	0.65%	to	0.75%	717	341.03	to	169.55	124,483	1.47%	-3.76%	to	-3.85%
2021	0.65%	to	0.75%	732	354.34	to	176.35	133,534	1.19%	26.48%	to	26.35%
2020	0.65%	to	0.75%	731	280.16	to	139.57	106,102	1.67%	5.12%	to	5.01%
2019	0.65%	to	0.75%	728	266.52	to	132.91	100,630	1.86%	29.56%	to	29.43%
2018	0.75%			683	102.69			70,134	0.72%	-9.18%
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2022	0.65%	to	0.75%	568	422.47	to	209.95	147,516	0.00%	-30.95%	to	-31.02%
2021	0.65%	to	0.75%	567	611.86	to	304.37	214,087	0.00%	21.86%	to	21.74%
2020	0.65%	to	0.75%	746	502.10	to	250.02	220,795	0.04%	37.81%	to	37.67%
2019	0.65%	to	0.75%	1,157	364.34	to	181.60	235,149	0.13%	35.86%	to	35.72%
2018	0.65%	to	0.75%	1,253	268.18	to	133.81	186,471	0.00%	1.71%	to	1.61%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2022	0.65%	to	0.75%	142	491.54	to	240.99	38,720	1.54%	-15.32%	to	-15.40%
2021	0.65%	to	0.75%	143	580.47	to	284.87	46,056	1.15%	8.12%	to	8.01%
2020	0.65%	to	0.75%	143	536.90	to	263.75	43,169	1.66%	11.37%	to	11.26%
2019	0.65%	to	0.75%	173	482.09	to	237.06	53,017	1.24%	24.34%	to	24.22%
2018	0.65%	to	0.75%	176	387.71	to	190.84	42,847	1.72%	-19.64%	to	-19.72%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.75%			564	583.49			329,086	0.00%	-13.34%
2021	0.75%			924	673.29			622,121	0.00%	11.99%
2020	0.75%			956	601.23			574,772	0.00%	28.30%
2019	0.75%			1,580	468.60			740,387	0.00%	27.67%
2018	0.75%			2,370	367.04			869,892	0.00%	0.10%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2022	0.65%	to	0.75%	2,449	479.51	to	239.10	669,931	4.54%	-7.53%	to	-7.62%
2021	0.65%	to	0.75%	1,284	518.55	to	258.82	429,728	4.58%	-4.67%	to	-4.77%
2020	0.65%	to	0.75%	1,645	543.98	to	271.78	552,967	6.86%	8.22%	to	8.11%
2019	0.65%	to	0.75%	2,028	502.67	to	251.40	614,617	0.54%	11.89%	to	11.77%
2018	0.65%	to	0.75%	2,449	449.27	to	224.92	648,860	8.36%	-6.75%	to	-6.84%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	0.65%	to	0.75%	2,774	637.29	to	310.26	1,099,713	0.27%	-24.86%	to	-24.94%
2021	0.65%	to	0.75%	2,991	848.18	to	413.34	1,624,626	0.92%	-12.44%	to	-12.53%
2020	0.65%	to	0.75%	2,928	968.68	to	472.54	1,826,639	2.02%	16.49%	to	16.37%
2019	0.65%	to	0.75%	3,169	831.55	to	406.05	1,663,769	0.49%	29.75%	to	29.62%
2018	0.65%	to	0.75%	3,515	640.89	to	313.26	1,440,540	0.31%	-23.98%	to	-24.06%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.65%	to	0.75%	773	927.34	to	415.17	440,775	1.73%	7.69%	to	7.59%
2021	0.65%	to	0.75%	906	861.10	to	385.90	450,367	0.47%	18.15%	to	18.03%
2020	0.65%	to	0.75%	1,084	728.82	to	326.95	444,833	0.70%	18.34%	to	18.22%
2019	0.65%	to	0.75%	2,980	615.87	to	276.55	923,487	0.00%	11.14%	to	11.03%
2018	0.65%	to	0.75%	3,065	554.12	to	249.07	869,263	0.00%	-28.74%	to	-28.82%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2022	0.95%			1,040	509.95			530,346	2.62%	-1.60%
2021	0.95%			1,187	518.23			615,144	1.93%	24.14%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.95%	1,237	417.45	516,386	2.75%	2.27%
2019	0.95%	1,179	408.18	481,240	2.51%	23.25%
2018	0.95%	1,324	331.17	438,472	2.38%	-6.86%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2022	0.95%	711	150.50	107,008	2.09%	-14.03%
2021	0.95%	727	175.07	127,277	2.05%	-2.65%
2020	0.95%	679	179.83	122,104	2.26%	6.56%
2019	0.95%	581	168.75	98,045	2.55%	7.65%
2018	0.95%	569	156.76	89,199	2.37%	-1.08%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2022	0.95%	796	248.30	197,646	5.09%	-10.22%
2021	0.95%	872	276.56	241,159	4.76%	2.70%
2020	0.95%	1,053	269.29	283,565	5.57%	4.67%
2019	0.95%	1,020	257.27	262,415	5.83%	14.58%
2018	0.95%	976	224.53	219,142	4.91%	-3.66%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2022	0.95%	1,474	584.29	861,247	1.10%	-19.59%
2021	0.95%	1,580	726.62	1,148,055	1.14%	23.18%
2020	0.95%	1,771	589.88	1,044,677	1.51%	16.96%
2019	0.95%	1,872	504.36	944,170	1.48%	29.64%
2018	0.95%	1,987	389.06	773,071	1.22%	-10.19%

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2022 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life and Annuity Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

The Company and Harleysville Life Insurance Company merged effective January 1, 2022 with the Company as the survivor. As discussed in Note 2 to the financial statements, accounting practices prescribed or permitted by the Department require the financial statements be revised to reflect the merger as of December 31, 2021 and for the years ended December 31, 2021 and 2020. Our opinions on the financial statements as of December 31, 2021 and for the years ended December 31, 2021 and 2020 are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 11, 2023

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2022	(As Adjusted) 2021

Admitted assets
Invested assets
Bonds	$31,432,663	$28,432,342
Stocks	55,156	57,531
Mortgage loans, net of allowance	8,259,975	7,281,440
Policy loans	216,001	168,293
Derivative assets	739,540	562,906
Cash, cash equivalents and short-term investments	1,255,717	2,282,629
Securities lending collateral assets	94,402	80,863
Other invested assets	1,156,885	739,316
Total invested assets	$43,210,339	$39,605,320
Accrued investment income	343,462	284,944
Deferred federal income tax assets, net	149,831	205,625
Corporate-owned life insurance	500,076	—
Other assets	238,587	112,670
Separate account assets	3,495,646	2,816,011
Total admitted assets	$47,937,941	$43,024,570

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$38,246,074	$33,741,371
Short-term debt	—	80,000
Asset valuation reserve	521,392	382,040
Funds held under coinsurance	1,348,177	1,342,173
Current federal income taxes payable	28,353	94,758
Securities lending payable	94,044	80,860
Payable for securities	708,640	1,678,516
Other liabilities	336,328	330,915
Accrued transfers from separate accounts	(83,763)	(136,479)
Separate account liabilities	3,495,646	2,816,011
Total liabilities	$44,694,891	$40,410,165

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$2,640	$2,640
Additional paid-in capital	4,758,997	3,958,997
Unassigned deficit	(1,518,587)	(1,347,232)
Total capital and surplus	$3,243,050	$2,614,405
Total liabilities, capital and surplus	$47,937,941	$43,024,570

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020

Revenues
Premiums and annuity considerations	$7,282,012	$5,270,133	$4,641,247
Net investment income	1,554,554	2,247,186	1,188,516
Reserve adjustment on reinsurance ceded	(157,580)	(147,313)	(166,450)
Other revenues	297,661	266,743	268,835
Total revenues	$8,976,647	$7,636,749	$5,932,148

Benefits and expenses
Benefits to policyholders and beneficiaries	$2,096,787	$2,461,578	$1,629,525
Increase in reserves for future policy benefits and claims	4,312,049	3,425,941	3,159,389
Net transfers to separate accounts	1,104,375	440,879	87,152
Commissions	824,812	725,266	592,589
Other expenses	498,316	490,294	445,420
Total benefits and expenses	$8,836,339	$7,543,958	$5,914,075

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$140,308	$92,791	$18,073
Federal income tax expense (benefit)	5,150	61,472	(37,897)

Income before net realized capital (losses) gains on investments	$135,158	$31,319	$55,970
Net realized capital (losses) gains on investments, net of federal income tax expense (benefit) of $8,246, $25,246 and $(4,324) in 2022, 2021 and 2020, respectively and excluding $(12,080), $(5,411) and $(855) of net realized capital losses transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	(38,572)	(25,268)	45,954
Net income	$96,586	$6,051	$101,924

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands) (As Adjusted)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2019	$2,640	$3,058,997	$(790,877)	$2,270,760

Change in reserve on account of change in valuation basis	-	-	1,367	1,367
Cumulative effect of change in accounting principle	-	-	28,703	28,703
Balance as of January 1, 2020	$2,640	$3,058,997	$(760,807)	$2,300,830

Capital contribution from Nationwide Life Insurance Company	-	500,000	-	500,000
Net income	-	-	101,924	101,924
Change in asset valuation reserve	-	-	(36,529)	(36,529)
Change in deferred income taxes	-	-	(41,374)	(41,374)
Change in nonadmitted assets	-	-	(35,539)	(35,539)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($76,734)	-	-	(284,879)	(284,879)
Other, net	-	-	(32,819)	(32,819)
Balance as of December 31, 2020	$2,640	$3,558,997	$(1,090,023)	$2,471,614

Change in reserve on account of change in valuation basis[1]	-	-	547,646	547,646
Cumulative effect of change in accounting principle[1]	-	-	(663,141)	(663,141)
Correction of error (see Note 2)	-	-	46,112	46,112
Balance as of January 1, 2021	$2,640	$3,558,997	$(1,159,406)	$2,402,231

Capital contribution from Nationwide Life Insurance Company	-	400,000	-	400,000
Net income	-	-	6,051	6,051
Change in asset valuation reserve	-	-	(136,100)	(136,100)
Change in deferred income taxes[1]	-	-	(38,373)	(38,373)
Change in nonadmitted assets	-	-	(33,323)	(33,323)
Change in net unrealized capital gains and losses, net of tax expense of $11,863	-	-	47,668	47,668
Other, net	-	-	(33,749)	(33,749)
Balance as of December 31, 2021	$2,640	$3,958,997	$(1,347,232)	$2,614,405

Cumulative effect of change in accounting principle	-	-	12,639	12,639
Correction of errors (see Note 2)	-	-	5,686	5,686
Balance as of January 1, 2022	$2,640	$3,958,997	$(1,328,907)	$2,632,730

Capital contribution from Nationwide Life Insurance Company	-	800,000	-	800,000
Net income	-	-	96,586	96,586
Change in asset valuation reserve	-	-	(139,353)	(139,353)
Change in deferred income taxes	-	-	1,342	1,342
Change in nonadmitted assets	-	-	(66,003)	(66,003)
Change in liability for reinsurance in unauthorized companies	-	-	(85,709)	(85,709)
Change in net unrealized capital gains and losses, net of tax expense of $9,368	-	-	38,078	38,078
Other, net	-	-	(34,621)	(34,621)
Balance as of December 31, 2022	$2,640	$4,758,997	$(1,518,587)	$3,243,050
1

Effective January 1, 2021, the Company elected to apply Ohio Administrative Code 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. At adoption, the decrease in statutory surplus of ($230,712) was comprised of $547,646 in change in reserve on account of change in valuation basis, ($663,352) in cumulative effect of change in accounting principle and ($115,006) in change in net deferred income tax.

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020

Cash flows from operating activities
Premiums collected, net of reinsurance	$7,291,127	$5,273,220	$4,561,541
Net investment income	1,525,787	2,247,445	1,190,205
Other revenue	298,267	307,951	422,549
Policy benefits and claims paid	(2,227,674)	(2,640,218)	(1,766,002)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,307,002)	(1,202,987)	(1,041,433)
Net transfers to separate accounts	(1,051,659)	(448,746)	(84,434)
Policyholders’ dividends paid	(739)	(568)	(629)
Federal income taxes (paid) recovered	(81,202)	45,609	(126,877)
Net cash provided by operating activities	$4,446,905	$3,581,706	$3,154,920

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds	$1,460,949	$2,511,947	$1,209,914
Stocks	7,541	3,835	1,400
Mortgage loans	616,290	364,195	154,902
Other invested assets and other	64,332	607,929	57,723
Investment proceeds	$2,149,112	$3,487,906	$1,423,939
Cost of investments acquired
Bonds	$(4,644,974)	$(5,930,623)	$(3,759,555)
Stocks	(7,376)	(16,204)	(3,918)
Mortgage loans	(1,596,148)	(1,016,431)	(1,104,699)
Derivative assets	(45,071)	(134,994)	(124,669)
Other invested assets and other	(1,430,832)	(360,770)	(434,175)
Investments acquired	$(7,724,401)	$(7,459,022)	$(5,427,016)
Net increase in policy loans	(47,715)	(22,166)	(13,121)
Net cash used in investing activities	$(5,623,004)	$(3,993,282)	$(4,016,198)

Cash flows from financing activities and miscellaneous sources
Capital contributions from Nationwide Life Insurance Company	$800,000	$400,000	$500,000
Net change in short-term debt	(80,000)	80,000	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	157,705	369,990	14,839
Purchase of corporate-owned life insurance	(500,000)	-	-
Other cash (used) provided	(228,518)	121,705	208,682
Net cash provided by financing activities and miscellaneous sources	$149,187	$971,695	$723,521

Net (decrease) increase in cash, cash equivalents and short-term investments	$(1,026,912)	$560,119	$(137,757)
Cash, cash equivalents and short-term investments at beginning of year	2,282,629	1,722,510	1,860,267
Cash, cash equivalents and short-term investments at end of year	$1,255,717	$2,282,629	$1,722,510
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$366,753	$531,254	$556,614

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company and a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer (“PRT”) contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, independent marketing organizations, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate majority parent company, NMIC. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

The Company’s wholly-owned, admitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a Vermont domiciled special purpose financial insurance company established for the purpose of assuming certain universal life and term life insurance policies from NLAIC.

The Company’s wholly-owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), offers a securities-based lending product and is an Ohio limited liability company. A revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into the Company, with the Company continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into the Company’s additional paid-in capital and unassigned deficit. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2021 and 2020, have been adjusted to reflect this merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Effective January 1, 2021, the Company elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Olentangy, was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) and prescribed and permitted practice is shown below:

(in thousands)	SSAP #	F/S Page	State of Domicile	2022	December 31, 2021	2020

Net Income
Statutory Net Income			OH	$97,207	$6,051	$101,924
State Prescribed practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(17,300)	(100,862)	-
Reserves for indexed annuities	51	4	OH	707,375	(249,704)	-
Tax impact	101	4	OH	(144,916)	188,624	-

NAIC SAP				$642,366	$(155,891)	$101,924

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed and permitted practice is shown below:

				As of December 31,
(in thousands)	SSAP #	F/S Page	State of Domicile	2022	2021

Capital and Surplus
Statutory Capital and Surplus			OH	$3,243,050	$2,614,405
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(203,337)	1,143,929
Reserves for indexed annuities	51	3,4	OH	(89,975)	(797,350)
Tax impact	101	2,4	OH	61,596	(72,782)
State Permitted Practice
Subsidiary valuation - Olentangy	20	2	VT	(67,000)	(67,000)

NAIC SAP				$2,944,334	$2,821,202

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For certain universal life and variable universal life contracts issued in 2017 and after the Company has calculated its reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business are calculated as the present value of future benefit payments, using the prescribed 1994 group annuity mortality table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation, and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company calculated its reserves for variable annuity products under Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of disabled life reserves and unearned premium reserves. The disabled life reserves are calculated using the 1952 Accidental Death Benefits table at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of unearned premium reserves and claim reserves. The claim reserves are comprised of amounts to be paid on incurred but unreported claims plus benefits payable on disabled life claims. Disabled life claims for group long-term disability policies are based on the 1987 Commissioner’s Group Disability table, primarily discounted at 3.5%, 4.0%, and 4.5% interest. Future policy benefits on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current, and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, real estate partnerships, limited liability companies and joint ventures. These investments are reported using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

Investment in subsidiaries. The investment in the Company’s wholly-owned admitted subsidiary, Olentangy, and the Company’s wholly-owned nonadmitted subsidiary, NWSBL, is recorded using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory capital and surplus, adjusted to report investments in surplus notes separately. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. Investments in affiliated companies are included in other invested assets.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Corporate-Owned Life Insurance

The following table summarizes corporate-owned life insurance, which is held at cash surrender value, as of the dates indicated:

	December 31,
(in thousands)	2022	2021
Corporate-owned life insurance:
Variable life insurance[1]	$500,076	$-
Total corporate-owned life insurance	$500,076	$-

1	The investments underlying the variable life insurance policies are 10% bonds and 90% cash and short-term investments as of December 31, 2022.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes and Correction of Errors

During 2022, the Company modified its approach used to schedule the reversals of its deferred tax asset for policyholder reserves under Statement of Statutory Accounting Principles (“SSAP”) No. 101, Income Taxes (“SSAP 101”). Effective January 1, 2022, the Company updated its methodology to include additional data and analysis of reversal patterns driven by policy counts and lapses to calculate the reversal of the deferred tax asset for policyholder reserves. The impact of the change increased the Company’s net admitted deferred tax asset $13,900 and $12,639 as of December 31, 2022 and January 1, 2022, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $778,358, total liabilities decreased $547,646 and capital and surplus decreased $230,712, which included a $663,352 increase to unassigned deficit from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $1,367.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP 101. Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $27,722 and $28,703 as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLIC that resulted in an overstatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an understatement of net income of $21,730, an understatement of total surplus of $45,093, an understatement of total assets of $43,811 and an overstatement of total liabilities of $1,282 as of and for the year ended December 31, 2021. The error resulted in an understatement of net income of $16,095 and an understatement of total surplus of $16,095 as of and for the year ended December 31, 2020. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as an increase to total surplus of $45,093, an increase to total assets of $43,811 and a decrease to total liabilities of $1,282 as of January 1, 2022.

During 2022, the Company identified and corrected an error in applying the accounting treatment for dynamically hedged derivative instruments under OAC 3901-1-67 at adoption, as discussed above, and through 2021. The error resulted in an overstatement of net income, an overstatement of total surplus and an understatement of total liabilities of $39,407 as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, the total prior period correction was recorded as a decrease to total surplus and an increase to total liabilities of $39,407 as of January 1, 2022.

During 2021, the Company identified and corrected an error within the indexed universal life principle-based reserving calculation related to the mortality assumption for substandard risk policies. This resulted in an understatement of net income of $32,710 for the year ended December 31, 2020 and overstatement of total liabilities and understatement of surplus of $46,112 as of December 31, 2020. In accordance with SSAP No. 3, the total prior period correction was recorded as an increase to unassigned deficit and decrease to total liabilities of $46,112 as of January 1, 2021.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $211 as of January 1, 2021 as cumulative effect of change in accounting principle.

Reconciliation to Annual Statement

Subsequent to the HLIC 2021 Annual Statement filing, an error was identified in HLIC’s tax reserve calculation as of December 31, 2021. The cumulative impact to the NLAIC post-merger Annual Statement was a $621 overstatement to net income for the year ended December 31, 2022, and a $101 overstatement of net admitted assets, a $621 overstatement to total liabilities and an understatement of total surplus by $519, including a $621 understatement to net income as of and for the year ended December 31, 2021. The impacts identified have been adjusted on the statutory statements of admitted assets, liabilities, capital and surplus, statutory statement of operations and statutory statements of changes in capital and surplus as of and for the years ended December 31, 2022 and 2021.

Subsequent Events

The Company evaluated subsequent events through April 11, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account[1]	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$24,568,689	$-	$24,568,689	89%
At book value less current surrender charge of 5% or more	832,533	-	832,533	3%
At fair value	6,071	250,903	256,974	1%
Total with market value adjustment or at fair value	$25,407,293	$250,903	$25,658,196	93%
At book value without adjustment
(minimal or no charge or adjustment)	2,045,589	-	2,045,589	7%
Not subject to discretionary withdrawal	22,448	219	22,667	0%
Total, gross	$27,475,330	$251,122	$27,726,452	100%
Less: Reinsurance ceded	(1,458,653)	-	(1,458,653)
Total, net	$26,016,677	$251,122	$26,267,799
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$311,051	$-	$311,051

(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$21,719,772	$-	$21,719,772	87%
At book value less current surrender charge of 5% or more	750,676	-	750,676	3%
At fair value	6,116	331,122	337,238	1%
Total with market value adjustment or at fair value	$22,476,564	$331,122	$22,807,686	91%
At book value without adjustment
(minimal or no charge or adjustment)	2,115,325	-	2,115,325	9%
Not subject to discretionary withdrawal	24,606	376	24,982	0%
Total, gross	$24,616,495	$331,498	$24,947,993	100%
Less: Reinsurance ceded	(1,294,491)	-	(1,294,491)
Total, net	$23,322,004	$331,498	$23,653,502
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$344,179	$-	$344,179
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$-	-	-	-	0%
At fair value	-	-	56,067	56,067	3%
Total with market value adjustment or	$-	$-	$56,067	$56,067	3%
at fair value
At book value without adjustment
(minimal or no charge or adjustment)	11,002	-	-	11,002	1%
Not subject to discretionary withdrawal	260,040	1,343,718	-	1,603,758	96%
Total, gross	$271,042	$1,343,718	$56,067	$1,670,827	100%
Less: Reinsurance ceded	(145)	-	-	(145)
Total, net	$270,897	$1,343,718	$56,067	$1,670,682

(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-	$-	0%
At fair value	-	-	78,778	78,778	12%
Total with market value adjustment or	$-	$-	$78,778	$78,778	12%
at fair value
At book value without adjustment
(minimal or no charge or adjustment)	12,564	-	-	12,564	2%
Not subject to discretionary withdrawal	198,095	343,980	-	542,075	86%
Total, gross	$210,659	$343,980	$78,778	$633,417	100%
Less: Reinsurance ceded	(167)	-	-	(167)
Total, net	$210,492	$343,980	$78,778	$633,250

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$-	$-	$-	0%
At book value without adjustment (minimal or no charge or adjustment)	44,801	-	44,801	7%
Not subject to discretionary withdrawal	570,402	33	570,435	93%
Total, gross	$615,203	$33	$615,236	100%
Less: Reinsurance ceded	-	-	-
Total, net	$615,203	$33	$615,236

(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$-	$-	$-	0%
At book value without adjustment (minimal or no charge or adjustment)	38,536	-	38,536	8%
Not subject to discretionary withdrawal	418,962	89	419,051	92%
Total, gross	$457,498	$89	$457,587	100%
Less: Reinsurance ceded	-	-	-
Total, net	$457,498	$89	$457,587

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2022	(As Adjusted) 2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$26,278,966	$23,523,639
Supplemental contracts with life contingencies, net	8,608	8,857
Deposit-type contracts	615,203	457,498
Subtotal	$26,902,777	$23,989,994
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$1,650,907	$754,256
Other contract deposit funds	33	89
Subtotal	$1,650,940	$754,345
Total annuity actuarial reserves and deposit fund liabilities, net	$28,553,717	$24,744,339

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in thousands)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$16,698	$18,020	$-	$-	$-
Universal life	342,861	334,131	366,369	-	-	-
Universal life with secondary guarantees	2,607,538	2,152,953	6,536,577	-	-	-
Indexed universal life with secondary guarantees	5,122,200	3,830,946	4,537,491	-	-	-
Other permanent cash value life insurance	-	175,823	273,669	-	-	-
Variable life	250,602	224,973	490,412	1,904,967	1,752,319	1,713,129
Subtotal	$8,323,201	$6,735,524	$12,222,538	$1,904,967	$1,752,319	$1,713,129
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	1,277,284	-	-	-
Accidental death benefits	-	-	100	-	-	-
Disability - active lives	-	-	55,616	-	-	-
Disability - disabled lives	-	-	44,814	-	-	-
Miscellaneous reserves	-	-	225,996	-	-	-
Total, gross	$8,323,201	$6,735,524	$13,826,348	$1,904,967	$1,752,319	$1,713,129
Less: reinsurance ceded	(439,886)	(378,646)	(2,513,702)	-	-	-
Total, net	$7,883,315	$6,356,878	$11,312,646	$1,904,967	$1,752,319	$1,713,129

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

	General account			Separate account - nonguaranteed
(in thousands)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
(As Adjusted)
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$16,574	$18,198	$-	$-	$-
Universal life	342,936	335,790	360,130	-	-	-
Universal life with secondary guarantees	2,468,241	1,966,056	5,832,954	-	-	-
Indexed universal life with secondary guarantees	4,086,931	3,084,033	3,697,372	-	-	-
Other permanent cash value life insurance	-	139,915	250,952	-	-	-
Variable life	216,369	196,831	452,589	2,059,762	1,920,760	1,920,854
Subtotal	$7,114,477	$5,739,199	$10,612,195	$2,059,762	$1,920,760	$1,920,854
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	1,265,923	-	-	-
Accidental death benefits	-	-	94	-	-	-
Disability - active lives	-	-	49,881	-	-	-
Disability - disabled lives	-	-	48,653	-	-	-
Miscellaneous reserves	-	-	233,693	-	-	-
Total, gross	$7,114,477	$5,739,199	$12,210,439	$2,059,762	$1,920,760	$1,920,854
Less: reinsurance ceded	(464,307)	(390,332)	(2,491,100)	-	-	-
Total, net	$6,650,170	$5,348,867	$9,719,339	$2,059,762	$1,920,760	$1,920,854

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in thousands)	2022	(As Adjusted) 2021
Life, accident and health annual statement:
Life insurance, net	$11,075,233	$9,479,820
Accidental death benefits, net	100	93
Disability - active lives, net	54,356	48,572
Disability - disabled lives, net	43,733	47,231
Miscellaneous reserves, net	139,224	143,623
Subtotal	$11,312,646	$9,719,339
Separate accounts annual statement:
Life insurance	$1,713,129	$1,920,854
Subtotal	$1,713,129	$1,920,854
Total life actuarial reserves, net	$13,025,775	$11,640,193

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$307,336	$-	$410,540	$-
Life insurance	1,865,361	-	2,059,713	-
Pension risk transfer group annuities	1,322,948	-	345,758	-
Total	$3,495,645	$-	$2,816,011	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in thousands)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$296	$338
2021	$80	$403
2020	$132	$371
2019	$107	$388
2018	$147	$417

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$976,449	$240,856	$1,217,305
Reserves
For accounts with assets at:
Fair value	$-	$2,020,351	$2,020,351
Amortized cost	1,343,718	-	1,343,718
Total reserves[1]	$1,343,718	$2,020,351	$3,364,069
By withdrawal characteristics:
At fair value	$-	$2,020,099	$2,020,099
Subtotal	$-	$2,020,099	$2,020,099
Not subject to discretionary withdrawal	1,343,718	252	1,343,970
Total reserves[1]	$1,343,718	$2,020,351	$3,364,069
1

The total reserves balance does not equal the liabilities related to separate accounts of $3,495,645 in the statutory statements of admitted assets, liabilities, capital and surplus by $131,576, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$324,741	$203,365	$528,106
Reserves
For accounts with assets at:
Fair value	$-	$2,331,219	$2,331,219
Amortized cost	343,980	-	343,980
Total reserves[1]	$343,980	$2,331,219	$2,675,199
By withdrawal characteristics:
At fair value	$-	$2,330,753	$2,330,753
Subtotal	$-	$2,330,753	$2,330,753
Not subject to discretionary withdrawal	343,980	466	344,446
Total reserves[1]	$343,980	$2,331,219	$2,675,199
1

The total reserves balance does not equal the liabilities related to separate accounts of $2,816,011 in the statutory statements of admitted assets, liabilities, capital and surplus by $140,812, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,217,304	$528,106	$155,564
Transfers from separate accounts	(120,881)	(94,724)	(74,554)
Net transfers to separate accounts	$1,096,423	$433,382	$81,010
Reconciling adjustments:
Exchange accounts offsetting in the general account	7,857	8,117	6,274
Other miscellaneous adjustments not included in the general account balance	95	(620)	(132)
Net transfers as reported in the statutory statements of operations	$1,104,375	$440,879	$87,152

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1,370	$-	$86	$1,284
States, territories and possessions	433,917	1,268	48,044	387,141
Political subdivisions	206,757	56	29,881	176,932
Special revenues	1,654,469	5,675	214,796	1,445,348
Industrial and miscellaneous	26,188,117	31,880	3,174,411	23,045,586
Loan-backed and structured securities	2,948,033	3,977	186,492	2,765,518
Total bonds	$31,432,663	$42,856	$3,653,710	$27,821,809
Common stocks unaffiliated	52,616	-	-	52,616
Preferred stocks unaffiliated	2,540	-	-	2,540
Total unaffiliated stocks	$55,156	$-	$-	$55,156
Total bonds and unaffiliated stocks	$31,487,819	$42,856	$3,653,710	$27,876,965

(As Adjusted)
December 31, 2021
Bonds:
U.S. Government	$21,550	$265	$19	$21,796
States, territories and possessions	295,219	21,733	1,357	315,595
Political subdivisions	176,021	20,659	-	196,680
Special revenues	1,520,065	199,556	1,477	1,718,144
Industrial and miscellaneous	23,940,226	2,058,642	80,057	25,918,811
Loan-backed and structured securities	2,479,261	81,624	10,802	2,550,083
Total bonds	$28,432,342	$2,382,479	$93,712	$30,721,109
Common stocks unaffiliated	54,514	-	-	54,514
Preferred stocks unaffiliated	3,017	-	-	3,017
Total unaffiliated stocks	$57,531	$-	$-	$57,531
Total bonds and unaffiliated stocks	$28,489,873	$2,382,479	$93,712	$30,778,640
The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $9,233 and $9,241 as of December 31, 2022 and 2021, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$375,927	$371,277
Due after one year through five years	6,463,817	6,126,419
Due after five years through ten years	10,400,536	9,236,296
Due after ten years	11,244,350	9,322,299
Total bonds excluding loan-backed and structured securities	$28,484,630	$25,056,291
Loan-backed and structured securities	2,948,033	2,765,518
Total bonds	$31,432,663	$27,821,809

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1,284	$86	$-	$-	$1,284	$86
States, territories and possessions	254,503	37,242	46,996	10,532	301,499	47,774
Political subdivisions	147,435	23,322	-	-	147,435	23,322
Special revenues	1,281,653	200,313	30,684	12,053	1,312,337	212,366
Industrial and miscellaneous	19,685,332	2,570,441	2,481,732	747,474	22,167,064	3,317,915
Loan-backed and structured securities	1,766,422	122,839	823,509	63,811	2,589,931	186,650
Total bonds	$23,136,629	$2,954,243	$3,382,921	$833,870	$26,519,550	$3,788,113
Common stocks unaffiliated	-	-	7,574	2,426	7,574	2,426
Total bonds and unaffiliated stocks	$23,136,629	$2,954,243	$3,390,495	$836,296	$26,527,124	$3,790,539

(As Adjusted)
December 31, 2021
Bonds:
U.S. Government	$3,648	$19	$-	$-	$3,648	$19
States, territories and possessions	86,936	1,358	-	-	86,936	1,358
Special revenues	45,810	$1,476	-	-	45,810	$1,476
Industrial and miscellaneous	3,235,496	74,272	336,988	22,499	3,572,484	96,771
Loan-backed and structured securities	789,977	3,892	163,991	6,911	953,968	10,803
Total bonds	$4,161,867	$81,017	$500,979	$29,410	$4,662,846	$110,427
Common stocks unaffiliated	-	-	9,286	714	9,286	714
Total bonds and unaffiliated stocks	$4,161,867	$81,017	$510,265	$30,124	$4,672,132	$111,141

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in thousands)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,314,610	$7,329,113
Loans with specific reserves	182	339
Total amortized cost	$8,314,792	$7,329,452
Valuation allowance:
Non-specific reserves	$54,635	$47,802
Specific reserves	182	210
Total valuation allowance[1]	$54,817	$48,012
Mortgage loans, net of allowance	$8,259,975	$7,281,440

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021 and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in thousands)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,293,131	$-	$3,293,131	$3,261,276	$31,855	$3,293,131
Industrial	1,765,494	-	1,765,494	1,765,494	-	1,765,494
Office	1,074,867	109,100	1,183,967	1,183,785	182	1,183,967
Retail	1,629,236	28,497	1,657,733	1,645,608	12,125	1,657,733
Other	243,486	77,253	320,739	302,285	18,454	320,739
Total[1]	$8,006,214	$214,850	$8,221,064	$8,158,448	$62,616	$8,221,064
Weighted average DSC ratio	2.18	1.72	2.16	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	84%	60%

December 31, 2021
Apartment	$2,886,862	$15,556	$2,902,418	$2,849,272	$53,146	$2,902,418
Industrial	1,406,821	-	1,406,821	1,406,821		1,406,821
Office	1,067,010	78,500	1,145,510	1,145,171	339	1,145,510
Retail	1,567,580	16,811	1,584,391	1,575,551	8,840	1,584,391
Other	224,277	10,352	234,629	234,629		234,629
Total	$7,152,550	$121,219	$7,273,769	$7,211,444	$62,325	$7,273,769
Weighted average DSC ratio	2.17	1.85	2.16	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	75%	63%

1	Excludes $93,728 and $55,683 of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 22.0% in a geographic region in the U.S. and no more than 1.0% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 and 2021 were 11.0% and 2.8% and 10.5% and 2.4%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 88.0% and 90.0%, respectively. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $112,799 and $119,632 as of December 31, 2022 and 2021, respectively. The Company held $94,044 and $80,863 of cash collateral on securities lending in the general account as of December 31, 2022 and 2021, respectively. The carrying value and fair value of reinvested collateral assets was $94,402 and $80,863 and had a contractual maturity of under 30 days as of December 31, 2022 and 2021, respectively. The fair value of bonds acquired with reinvested collateral assets was $96,290 and $82,481 as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $21,786 and $41,685 in non-cash collateral at fair value on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020
Bonds	$1,122,360	$1,010,830	$923,705
Mortgage loans	309,899	281,331	251,910
Policy loans	8,005	7,156	5,865
Derivative instruments[1]	87,563	929,164	18,065
Other	68,313	58,154	18,326
Gross investment income	$1,596,140	$2,286,635	$1,217,871
Investment expenses	(41,586)	(39,449)	(29,355)
Net investment income	$1,554,554	$2,247,186	$1,188,516

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020
Gross gains on sales	$6,386	$5,985	$9,663
Gross losses on sales	(38,519)	(10,876)	(14,022)
Net realized losses on sales	$(32,133)	$(4,891)	$(4,359)
Net realized derivative (losses) gains[1]	(35)	-	79,893
Other-than-temporary impairments	(10,238)	(542)	(34,759)
Total net realized capital (losses) gains	$(42,406)	$(5,433)	$40,775
Tax (expense) benefit on net (losses) gains	(8,246)	(25,246)	4,324
Net realized capital (losses) gains, net of tax	$(50,652)	$(30,679)	$45,099
Less: Realized losses transferred to the IMR	(12,080)	(5,411)	(855)
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(38,572)	$(25,268)	$45,954

1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

For the year ended December 31, 2022, the gross realized gains and gross realized losses on sales of bonds were $2,251 and $25,647, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $4,755 and $10,548, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $6,344 and $13,956, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $495,162 and $439,410 as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $162,705 and $62,969 of outstanding commitments to fund mortgage loans, respectively. As of December 31, 2022 and 2021, there was $130,689 and $114,924 of outstanding commitments to purchase bonds, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in thousands)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Cross currency swaps	$1,797,165	$139,480	$220,506	$(6,026)	$1,865
Options	35,782,812	575,131	404,148	(6,533)	61
Total return swaps	226,206	100	113	(14)	25
Futures	341,133	-	-	-	-
Total derivatives[1]	$38,147,316	$714,711	$624,767	$(12,573)	$1,951

December 31, 2021
Cross currency swaps	$1,378,105	$8,460	$68,261	$(8,769)	$676
Options	31,150,617	452,016	1,668,327	(108,235)	283
Interest Rate Swaps	5,000	(89)	-	-	-
Total return swaps	1,634,831	3,698	5,058	(1,360)	1,233
Futures	739,975	-	-	-	-
Total derivatives[1]	$34,908,528	$464,085	$1,741,646	$(118,364)	$2,192
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $12,572 and $118,398 as of December 31, 2022 and 2021. The Company received $630,096 and $1,663,819 of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $12,572 and $118,398 as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. In addition, the Company posted initial margin on derivative instruments of $17,843 and $36,870 as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in thousands)	2022[1]	2021[1]	2020	2022[1]	2021[1]	2020
Options	$-	$-	$3,812	$-	$-	$(332,827)
Cross-currency swaps	(35)	-	826	130,844	64,214	(72,981)
Total return swaps	-	-	21,127	-	-	(1,702)
Futures	-	-	54,128	-	-	(2,918)
Total	$(35)	$-	$79,893	$130,844	$64,214	$(410,428)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$1,283	$-	$1,283
Preferred stocks unaffiliated	-	-	2,540	2,540
Common stocks unaffiliated	7,574	45,042	-	52,616
Derivative assets	-	113	-	113
Separate account assets	2,172,675	-	-	2,172,675
Assets at fair value	$2,180,249	$46,438	$2,540	$2,229,227
Liabilities
Derivative liabilities	$-	$14	$-	$14
Liabilities at fair value	$-	$14	$-	$14

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2022:

(in thousands)	Preferred stocks unaffiliated
Balance as of December 31, 2021	$3,017
Net gains (losses):
In operations	50
In surplus	565
Purchases	317
Sales	(1,409)
Balance as of December 31, 2022	$2,540

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$348	$-	$348
Preferred stocks unaffiliated	-	-	3,017	3,017
Common stocks unaffiliated	9,286	45,228	-	54,514
Derivative assets	-	5,160	-	5,160
Separate account assets	2,558,007	-	-	2,558,007
Assets at fair value	$2,567,293	$50,736	$3,017	$2,621,046
Liabilities
Derivative liabilities	$-	$1,360	$-	$1,360
Liabilities at fair value	$-	$1,360	$-	$1,360

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2021:

(in thousands)	Bonds[1]	Preferred stocks unaffiliated[2]	Derivative assets[3]	Assets at fair value
Balance as of December 31, 2020	$168	$-	$1,189,793	$1,189,961
Net gains (losses):
In surplus	-	432	-	432
Purchases	-	528	-	528
Sales	-	(220)	-	(220)
Transfers into Level 3	-	2,277	-	2,277
Transfers out of Level 3	(168)	-	(1,189,793)	(1,189,961)
Balance as of December 31, 2021	$-	$3,017	$-	$3,017
1	Bond transfers out of Level 3 during the year ended December 31, 2021 are due to the changes in observability of pricing inputs.
2	Preferred stock transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R.
3	Derivative assets transfers out of Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of revised OAC 3901-1-67

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets
Bonds[1]	$1,284	$23,435,019	$4,384,223	$27,820,526	$31,431,380
Mortgage loans, net of allowance	-	-	7,182,913	7,182,913	8,259,975
Policy loans	-	-	216,001	216,001	216,001
Derivative assets	-	220,506	404,148	624,654	739,427
Cash, cash equivalents and short-term investments	725,785	529,932	-	1,255,717	1,255,717
Separate account assets	19,353	853,437	393,978	1,266,768	1,322,971
Securities lending collateral assets	94,402	-	-	94,402	94,402
Total assets	$840,824	$25,038,894	$12,581,263	$38,460,981	$43,319,873
Liabilities
Investment contracts	$-	$-	$558,613	$558,613	$556,071
Derivative liabilities	-	6,026	6,533	12,559	24,815
Total liabilities	$-	$6,026	$565,146	$571,172	$580,886

(As adjusted)
December 31, 2021
Assets
Bonds[1]	$9,350	$26,232,545	$4,478,866	$30,720,761	$28,431,994
Mortgage loans, net of allowance	-	-	7,395,303	7,395,303	7,281,440
Policy loans	-	-	168,293	168,293	168,293
Derivative assets	-	68,261	1,668,225	1,736,486	557,746
Cash, cash equivalents and short-term investments	539,192	1,743,437	-	2,282,629	2,282,629
Separate account assets	-	233,141	25,362	258,503	258,004
Securities lending collateral assets	80,863	-	-	80,863	80,863
Total assets	$629,405	$28,277,384	$13,736,049	$42,642,838	$39,060,969
Liabilities
Investment contracts	$-	$-	$405,678	$405,678	$405,616
Derivative liabilities	-	8,769	108,236	117,005	97,460
Total liabilities	$-	$8,769	$513,914	$522,683	$503,076

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$503,966	15,327	519,293
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$503,966	$15,327	$519,293
Less: Deferred tax assets nonadmitted	161,936	-	161,936
Net admitted deferred tax assets	$342,030	$15,327	$357,357
Less: Deferred tax liabilities	195,054	12,472	207,526
Net admitted deferred tax assets	$146,976	$2,855	$149,831

	(As Adjusted) December 31, 2021
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$504,762	13,084	517,846
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$504,762	$13,084	$517,846
Less: Deferred tax assets nonadmitted	112,692	73	112,765
Net admitted deferred tax assets	$392,070	$13,011	$405,081
Less: Deferred tax liabilities	191,568	7,888	199,456
Net admitted deferred tax assets	$200,502	$5,123	$205,625

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	Change
Adjusted gross deferred tax assets	$519,292	$517,846	$1,446
Total deferred tax liabilities	(207,526)	(199,456)	(8,070)
Net deferred tax assets	$311,766	$318,390	$(6,624)
Less: Tax effect of unrealized losses			(9,368)
Less: Tax effect of unrealized postretirement benefits			1,402
Change in deferred income tax			$1,342

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$4,604	$4,604
Adjusted gross deferred tax assets expected to be realized[1]	143,436	1,791	145,227
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	198,594	8,932	207,526
Admitted deferred tax assets	$342,030	$15,327	$357,357

	(As Adjusted) December 31, 2021
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$4,694	$4,694
Adjusted gross deferred tax assets expected to be realized[1]	200,384	547	200,931
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	191,686	7,770	199,456
Admitted deferred tax assets	$392,070	$13,011	$405,081
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $463,983 and $361,224, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $3,093,219 and $2,408,159 as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 710% and 691% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	(As Adjusted) December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	60.50%	1.02%	61.53%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

The Company did not leverage tax planning strategies for the year ended December 31, 2022. For the year ended December 31, 2021, the Company’s tax planning strategies included the use of affiliated reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2022	(As Adjusted) 2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$222,330	$199,042	$23,288
Investments	43,985	115,342	(71,357)
Deferred acquisition costs	219,405	182,077	37,328
Policyholders’ dividends accumulation	86	197	(111)
Fixed assets	10,477	-	10,477
Receivables - nonadmitted	3,243	2,266	977
Net operating loss carry-forward	277	384	(107)
Tax credit carry-forward	242	240	2
Other	3,921	5,214	(1,293)
Subtotal	$503,966	$504,762	$(796)
Nonadmitted	(161,936)	(112,692)	(49,244)
Admitted ordinary deferred tax assets	$342,030	$392,070	$(50,040)
Capital:
Investments	15,327	13,084	2,243
Subtotal	$15,327	$13,084	$2,243
Nonadmitted	-	(73)	73
Admitted capital deferred tax assets	$15,327	$13,011	$2,316
Admitted deferred tax assets	$357,357	$405,081	$(47,724)
Deferred tax liabilities
Ordinary:
Investments	$(12,516)	$(7,708)	$(4,808)
Deferred and uncollected premium	(13,020)	(13,080)	60
Future policy benefits and claims	(18,783)	(25,064)	6,281
Permitted practice trust assets	(146,211)	(141,191)	(5,020)
Other	(4,524)	(4,525)	1
Subtotal	$(195,054)	$(191,568)	$(3,486)
Capital:
Investments	(12,472)	(7,888)	(4,584)
Subtotal	$(12,472)	$(7,888)	$(4,584)
Deferred tax liabilities	$(207,526)	$(199,456)	$(8,070)
Net deferred tax assets	$149,831	$205,625	$(55,794)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

		December 31,
(in thousands)	2022	(As Adjusted) 2021	(As Adjusted) 2020
Current income tax expense (benefit)	$13,395	$86,718	$(42,221)
Change in deferred income tax (without tax on unrealized gains and losses)	(1,342)	38,373	41,374
Total income tax expense (benefit) reported	$12,053	$125,091	$(847)

Income before income and capital gains taxes	$109,982	$92,769	$59,703
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$23,096	$19,481	$12,538
(Decrease) increase in actual tax reported resulting from:
Initial ceding commission and expense allowance	(7,270)	(7,087)	(6,892)
Dividends received deduction	(1,809)	(1,306)	(787)
Change in tax reserves	(152)	-	-
Deferred tax benefit on nonadmitted assets	1,019	1,373	(3,834)
Tax adjustment for IMR	(1,894)	(566)	363
Tax credits	(937)	(549)	(899)
Disregarded entity adjustment	445	(823)	765
Loss carryback rate differential	-	-	(1,947)
Change in reserve valuation basis	-	115,006	-
Other	(445)	(438)	(154)
Total income tax expense (benefit) reported	$12,053	$125,091	$(847)

The Company incurred $341 and $4,307 in federal income tax expense in 2022 and 2021, respectively, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in thousands)	Amount	Origination	Expiration
Operating Loss carry-forwards	$1,319	2022	N/A
Business credits	$40	2018	2038
Business credits	$32	2019	2039
Business credits	$27	2020	2040
Business credits	$140	2021	2041
Business credits	$3	2022	2042

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Corporation
AGMC Reinsurance, Ltd.	Nationwide Financial Assignment Company
Allied Group, Inc.	Nationwide Financial General Agency, Inc.
Allied Holding (Delaware), Inc.	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide Indemnity Company
Allied Texas Agency, Inc.	Nationwide Insurance Company of America
AMCO Insurance Company	Nationwide Insurance Company of Florida
American Marine Underwriters	Nationwide Investment Services Corporation
Crestbrook Insurance Company	Nationwide Life and Annuity Insurance Company
Depositors Insurance Company	Nationwide Life Insurance Company
DVM Insurance Agency, Inc.	Nationwide Lloyds
Eagle Captive Reinsurance, LLC	Nationwide Property & Casualty Insurance Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group Inc.	Nationwide Sales Solutions, Inc.
Harleysville Insurance Co. of New York	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NFS Distributors, Inc.
Harleysville Lake States Insurance Company	Retention Alternatives SAC Ltd.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Scottsdale Indemnity Company
Harleysville Worcester Insurance Company	Scottsdale Insurance Company
Jefferson National Financial Corporation	Scottsdale Surplus Lines Insurance Company
Jefferson National Securities Corporation	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Insurance Company
National Casualty Company	Titan Insurance Services, Inc.
Nationwide Advantage Mortgage Company	Veterinary Pet Insurance Company
Nationwide Affinity Insurance Company of America	Victoria Fire & Casualty Company
Nationwide Agent Risk Purchasing Group, Inc.	Victoria Select Insurance Company
Nationwide Agribusiness Insurance Company	VPI Services, Inc.
Nationwide Assurance Company
Nationwide Cash Management Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1,000,000. For a group of related entities, the $1,000,000 threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Federal Home Loan Bank Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4,000,000 to the FHLB, shared between the Company and NLIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread lending strategy, consistent with its other investment spread operations. As such, the Company will apply SSAP No. 52 – Deposit-Type Contracts accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15 – Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20,000 and $25,000 in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $24,750 and $17,978 in activity stock and $291 and $2,250 in excess stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $552,542 and $399,561 as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6,000,000 to the FHLB, an increase of $2,000,000, shared between the Company and NLIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1,050,000. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $1,198,987 (2.5% of total admitted assets) as of December 31, 2022 and $502,319 (1.2% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Reinsurance

The Company has an intercompany reinsurance agreement with its wholly owned subsidiary, Olentangy, whereby the Company cedes a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies are ceded to a reinsurance pool that includes Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members have joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL exits the Reinsurance Pool and Olentangy becomes solely liable. The Company has recorded an aggregate write-in for gains and losses in surplus, which is being amortized into operations in future periods as earnings emerge from the business reinsured. Amounts ceded to Olentangy under the reinsurance agreement during 2022, 2021 and 2020 included premiums of $65,245, $95,055 and $83,087, respectively, benefits and claims of $81,511, $82,086 and $76,344, respectively, and net investment earnings on funds withheld assets of $49,858, $51,089 and $37,684, respectively. In order for the Company to record a reinsurance reserve credit of $1,864,039 as of December 31, 2022 for the ceded block, the Company is holding assets in funds withheld for the benefit of the Reinsurance Pool with a book adjusted carrying value and fair value of $1,158,328 and $1,041,406, respectively. As of December 31, 2021, the book adjusted carrying value and fair value of the funds withheld assets was $1,143,345 and $1,326,545, respectively. The Reinsurance Pool has also established a trust account for the benefit of the Company which had a fair value of $725,555 and $694,385 as of December 31, 2022 and 2021, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company has entered into a 100% coinsurance agreement with funds withheld with an affiliate, Eagle Captive Reinsurance, LLC (“Eagle”), to cede guaranteed lifetime withdrawal benefit (“GLWB”) rider obligations provided under certain fixed indexed annuity contracts issued and to be issued by NLAIC. While the GLWB contract riders are ceded by NLAIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLAIC. Eagle, a wholly-owned subsidiary of NLIC, is an Ohio domiciled special purpose financial captive insurance company that applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law which values the assumed GLWB risks from NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the NAIC SAP pursuant to Ohio Revised Code Chapter 3964 and approval by the Department. The Company has recorded an aggregate write-in for gains and losses in surplus, which is being amortized into operations in future periods as earnings emerge from the business reinsured. Amounts ceded to Eagle under the reinsurance agreement during 2022, 2021 and 2020 included premiums of $111,556, $79,709 and $65,501, respectively, and net investment earnings on funds withheld assets of $6,374, $6,894 and $4,894, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets was $189,849 and $198,829, respectively, which consists of bonds and cash equivalents and equals the amount of Eagle’s assumed GLWB rider reserve obligations calculated using the alternative reserving basis. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded was $1,396,123 and $1,224,122, respectively. Amounts payable to Eagle related to the reinsurance agreement was $29,635 and $13,990 as of December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts ceded to NLIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include considerations of $10,408, $10,387 and $12,140, respectively, net investment income of $35,069, $42,451 and $45,823, respectively, and benefits, claims and other expenses of $160,865, $146,841 and $170,912, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161,067), $(151,124) and $(172,331), respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $858,947 and $985,116 as of December 31, 2022 and 2021, respectively. Amounts recoverable as of December 31, 2022 and 2021 related to this contract were $14,399 and $8,418, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $32,602 and $35,352 as of December 31, 2022 and 2021, respectively. Total premiums ceded under this treaty were $12,271, $12,302 and $8,424 during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $155,976 and $154,719 as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $556,498 and $581,082, respectively. The three largest contracts are with Security Life of Denver Insurance Company (“SLD”), Reinsurance Group of America, Incorporated (“RGA”), and SCOR Global Life Americas Reinsurance Company (“SGLAR”), as of December 31, 2022 and 2021. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 were $176,988 and $179,573, respectively, from SLD, $141,277 and $146,950, respectively, from RGA, and $123,661 and $131,141, respectively, from SGLAR. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(11)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $138,113. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $116,012 and $116,800, respectively.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company made payments to NMIC of $5,935, $6,074 and $6,834, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022, 2021 and 2020, customer allocations to NFG funds totaled $1,303,151, $1,418,829 and $1,189,776, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $3,636, $3,667 and $3,021, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $529,932 and $1,743,437 as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $464,249 and $1,655,074, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, 2021 and 2020, the Company received capital contributions of $800,000, $400,000 and $500,000, respectively, from NLIC.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2022 and 2021 were approximately $6,772 and $7,246, respectively.

During 2022, 2021 and 2020, the Company paid capital contributions of $5,000, $5,000 and $4,000, respectively, to NWSBL. The entire investment in NWSBL was nonadmitted as of December 31, 2022 and 2021. On February 28, 2023, the Company paid an additional capital contribution of $5,000 to NWSBL.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company and Nationwide Trust Company, FSB (“NTC”) have entered into an unsecured promissory note whereby NTC can borrow up to $180,000 from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2021, NTC had an outstanding borrowing of $115,000 at an interest rate of 1-month LIBOR plus 0.80%. Upon maturity in March 2022, the Company executed a $180,000 replacement unsecured promissory note with NTC at an interest rate of 1-month LIBOR plus 0.88% with a maturity date of March 23, 2023. As of December 31, 2022, NTC had an outstanding borrowing of $100,000. Upon maturity on March 23, 2023, the current $100,000 balance was repaid and a $180,000 replacement agreement was entered into with a draw amount of $95,000 at an interest rate of 1-month SOFR plus 0.90% and a maturity date of March 24, 2024. The outstanding borrowing on this note is $95,000 as of the subsequent event date.

The Company had a $550,000 unsecured promissory note and revolving line of credit agreement with NWSBL at an interest rate of 1-month LIBOR plus 1.25% that matured on March 2, 2022. The outstanding balance was $399,500 as of December 31, 2021, which is included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. In March 2022, the Company executed a $550,000 replacement unsecured promissory note and revolving line of credit agreement with NWSBL at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. The outstanding balance was $550,000 as of December 31, 2022, which is included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. On March 1, 2023, the current $550,000 balance was repaid and a $550,000 replacement agreement was entered into with a draw amount of $550,000 at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 28, 2024. The outstanding balance on this note is $550,000 as of the subsequent event date.

On December 22, 2021, the Company and NLIC entered into a short-term loan where the Company borrowed $80,000 from NLIC. The Company repaid the short-term loan in full on January 4, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $20,646 and $5,316 as of December 31, 2022 and 2021, respectively. NW REI (NLAIC)’s financial statements are not audited, and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

(12)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(13)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended 2022, 2021 and 2020, the Company did not pay any dividends to NLIC. The Company’s statutory capital and surplus as of December 31, 2022 was $3,243,050 and statutory net income for 2022 was $97,207. Due to the Company’s unassigned deficit as of December 31, 2022, any dividend paid by the Company in 2023 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022 (in thousands):

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$1,370	$1,284	$1,370
U.S. Government and agencies	16,077	22,056	16,077
Obligations of states and political subdivisions	2,024,267	1,774,934	2,024,267
Foreign governments	243,453	199,692	243,443
Public utilities	3,876,522	3,356,255	3,834,243
All other corporate, mortgage-backed and asset-backed securities	25,401,089	22,467,588	25,313,263
Total fixed maturity securities	$31,562,778	$27,821,809	$31,432,663
Equity securities:
Common stocks:
Industrial, miscellaneous and all other	55,042	52,616	52,616
Nonredeemable preferred stocks	2,540	2,540	2,540
Total equity securities	$57,582	$55,156	$55,156
Mortgage loans[1]	8,314,792		8,259,975
Cash, cash equivalents and short-term investments	1,255,717		1,255,717
Policy loans[2]	216,018		216,001
Other long-term investments[3]	1,882,694		1,882,694
Total invested assets	$43,289,581		$43,102,206
1	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
2	Difference from Column B is attributable to $17 of policy loans classified as nonadmitted assets.
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $108,133 are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV    Reinsurance

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in thousands):

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2022
Life insurance in force	$242,504,936	$(70,213,387)	$-	$172,291,549	-
Life insurance premiums[1]	$2,639,361	$(220,288)	$-	$2,419,073	-

(As Adjusted)
2021
Life insurance in force	$223,340,577	$(68,767,811)	$-	$154,572,766	-
Life insurance premiums[1]	$2,292,950	$(224,065)	$-	$2,068,885	-

(As Adjusted)
2020
Life insurance in force	$203,338,387	$(67,145,122)	$-	$136,193,265	-
Life insurance premiums[1]	$1,803,176	$(197,529)	$-	$1,605,647	-
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule V    Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020 (in thousands):

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts[1]	Deductions	Balance at end of period
2022
Valuation allowances - mortgage loans	$48,012	$6,805	$-	$-	$54,817
Valuation allowances - net deferred tax assets		-	-	-	-

2021
Valuation allowances - mortgage loans	$53,946	$(5,934)	$-	$-	$48,012
Valuation allowances - net deferred tax assets		-	-	-	-

2020
Valuation allowances - mortgage loans	$32,437	$21,509	$-	$-	$53,946
Valuation allowances - net deferred tax assets	-	-	-	-	-
1

Amounts related to net deferred tax assets are recognized through surplus. The net admitted deferred tax balance as of December 31, 2022, 2021 and 2020 was $149,831, $205,625 and $111,060, respectively.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.